                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08741
                                    ---------------

                                Merrimac Series
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       200 Clarendon Street, P.O. Box 9130, Boston MA                02116
-------------------------------------------------------------------------------
              (Address of principal executive offices)             (Zip code)

Rainer L.C. Frost, Secretary of the Merrimac Series
Mail Code LEG 13  200 Clarendon Street, Boston, MA            02116
-------------------------------------------------------------------------------
                    (Name and address of agent for service)

With a copy to:

Philip H. Newman, Esq.
Goodwin Procter LLP
Exchange Place
Boston, MA 02109

Registrant's telephone number, including area code: (888) 637-7622
                                                     -----------------

Date of fiscal year end: 12/31/2006
                         -------------------

Date of reporting period: 12/31/2006
                          ------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

    The annual report for the period January 1, 2006 through December 31, 2006 is filed herewith.

                                     [logo]

                                MERRIMAC SERIES

                                 Annual Report
                               December 31, 2006

[MERRIMAC LOGO]

February 12, 2007

Dear Shareholder:

We are pleased to provide you with the Annual Report of the Merrimac Series as of December 31, 2006. The funds are part of a master-feeder structure under which each fund invests its assets in a master portfolio having identical investment objectives. The fund structure is described further in the footnotes to the enclosed financial statements.

The Federal Open Market Committee made its last adjustment to the federal funds target rate on June 29, 2006. Every new piece of news about energy supplies and prices, the housing market and other economic trends bring new speculation from the marketplace on where the Committee will take rates. For its part, the Committee simply indicates that it, too, is monitoring incoming information as it impacts both inflation and economic growth and that it will respond when and if it deems necessary.

We remain confident that our sub-advisers will also continue to monitor the information flow and yield curve fluctuations to make investment decisions which best serve the interests of our investors.

We thank you, our shareholders, for your support and participation. We look forward to continuing to serve you. Current information on the performance of the Merrimac Series funds is available at our web site, www.merrimacmutualfunds.com.

Very truly yours,


/s/ Paul J. Jasinski
-------------------------------------
Paul J. Jasinski
President

Distributed by Funds Distributor, Inc.

                                                          MERRIMAC SERIES
                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                         DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         U.S.
                                                                          TREASURY      TREASURY      GOVERNMENT      MUNICIPAL
                                                          CASH SERIES      SERIES      PLUS SERIES      SERIES         SERIES
                                                        --------------  ------------  ------------  --------------  ------------
ASSETS
   Investment in corresponding Portfolio at value
      (Note 1)                                          $1,062,112,128  $331,245,603  $424,894,447  $1,485,202,894  $256,525,705
   Prepaid expenses                                             32,704         7,610         7,215          27,414         6,347
                                                        --------------  ------------  ------------  --------------  ------------
      Total assets                                       1,062,144,832   331,253,213   424,901,662   1,485,230,308   256,532,052
                                                        --------------  ------------  ------------  --------------  ------------
LIABILITIES
   Distributions payable to shareholders                     4,554,952     1,191,221     1,443,813       6,372,134       663,705
   Accrued expenses                                            656,301       261,970       239,944         897,416       259,248
                                                        --------------  ------------  ------------  --------------  ------------
      Total liabilities                                      5,211,253     1,453,191     1,683,757       7,269,550       922,953
                                                        --------------  ------------  ------------  --------------  ------------
NET ASSETS                                              $1,056,933,579  $329,800,022  $423,217,905  $1,477,960,758  $255,609,099
                                                        ==============  ============  ============  ==============  ============
NET ASSETS CONSIST OF:
   Paid in capital                                      $1,057,666,863  $329,763,928  $423,217,971  $1,478,414,604  $255,609,099
   Accumulated net realized gain (loss) on investments        (847,088)        4,199           (66)       (453,866)           --
   Undistributed net investment income                         113,804        31,895            --              20            --
                                                        --------------  ------------  ------------  --------------  ------------
      Total net assets                                  $1,056,933,579  $329,800,022  $423,217,905  $1,477,960,758  $255,609,099
                                                        ==============  ============  ============  ==============  ============
TOTAL NET ASSETS
   Premium Class                                        $  251,450,103  $ 34,518,797  $102,601,387  $  620,686,083  $  3,178,274
                                                        ==============  ============  ============  ==============  ============
   Reserve Class                                        $  163,449,977  $      5,515  $      5,545  $        5,578  $      5,392
                                                        ==============  ============  ============  ==============  ============
   Institutional Class                                  $   16,255,014  $  1,942,084  $     23,807  $        5,189  $      5,419
                                                        ==============  ============  ============  ==============  ============
   Nottingham Class                                     $    3,356,452  $      5,507  $      5,535  $        5,569  $      5,383
                                                        ==============  ============  ============  ==============  ============
   Investment Class                                     $  622,422,033  $293,328,119  $320,581,631  $  857,258,339  $252,414,631
                                                        ==============  ============  ============  ==============  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
   Premium Class                                           251,623,673    34,514,691   102,601,403     620,875,371     3,178,274
                                                        ==============  ============  ============  ==============  ============
   Reserve Class                                           163,562,802         5,514         5,545           5,580         5,392
                                                        ==============  ============  ============  ==============  ============
   Institutional Class                                      16,266,234     1,941,853        23,807           5,191         5,419
                                                        ==============  ============  ============  ==============  ============
   Nottingham Class                                          3,358,769         5,506         5,535           5,571         5,383
                                                        ==============  ============  ============  ==============  ============
   Investment Class                                        622,851,676   293,293,225   320,581,681     857,519,775   252,414,631
                                                        ==============  ============  ============  ==============  ============
NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION PRICE
   PER SHARE FOR EACH CLASS                             $         1.00  $       1.00  $       1.00  $         1.00  $       1.00
                                                        ==============  ============  ============  ==============  ============

                             The accompanying notes are an integral part of the financial statements.


                                                                 1

                                                          MERRIMAC SERIES
                                                     STATEMENTS OF OPERATIONS
                                                   YEAR ENDED DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------------------------
                                                                                                        U.S.
                                                                          TREASURY      TREASURY     GOVERNMENT    MUNICIPAL
                                                          CASH SERIES      SERIES     PLUS SERIES      SERIES       SERIES
                                                          -----------   -----------   -----------   -----------   ----------
NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
   Interest and dividends                                 $54,884,682   $13,234,150   $11,851,885   $63,788,530   $9,452,398
   Expenses                                                (2,055,614)     (558,233)     (483,586)   (2,445,862)    (554,423)
                                                          -----------   -----------   -----------   -----------   ----------
      Net investment income from Portfolio                 52,829,068    12,675,917    11,368,299    61,342,668    8,897,975
                                                          -----------   -----------   -----------   -----------   ----------
FUND EXPENSES
   Accounting, transfer agency, and administration fees
      (Note 4)                                                108,882        28,033        23,606       128,252       27,866
   Audit                                                       22,812        12,238         7,915        12,721        7,627
   Legal                                                       10,828         2,484         1,286         5,773        1,630
   Printing                                                     6,518           942         1,218         2,544        1,173
   Registration                                                35,385        18,827        14,432        10,675        8,801
   Insurance                                                   28,382         4,464         2,125        10,573        2,803
   Trustees fees and expenses                                  40,332         9,255         4,788        21,507        6,071
   Public ratings fee                                              --         7,531         4,871            --           --
   Compliance fees and expenses                                19,072         3,825         1,967        10,338        2,157
   Miscellaneous                                               24,197         6,589         3,649         7,634        2,931
                                                          -----------   -----------   -----------   -----------   ----------
      Total expenses common to all classes                    296,408        94,188        65,857       210,017       61,059
   Shareholder servicing fee-Institutional Class               31,036         4,284           272       116,879           15
   Shareholder servicing fee-Investment Class               1,534,432       630,697       529,140     1,921,043      694,569
   Distribution fees-Reserve Class                            118,738             5             5        26,139            4
   Distribution fees-Investment Class                         613,778       252,279       211,656       768,417      277,828
                                                          -----------   -----------   -----------   -----------   ----------
      Total expenses                                        2,594,392       981,453       806,930     3,042,495    1,033,475
                                                          -----------   -----------   -----------   -----------   ----------
NET INVESTMENT INCOME                                      50,234,676    11,694,464    10,561,369    58,300,173    7,864,500
                                                          -----------   -----------   -----------   -----------   ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM
   PORTFOLIO                                                  (43,510)        7,927            --       (99,269)          --
                                                          -----------   -----------   -----------   -----------   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                $50,191,166   $11,702,391   $10,561,369   $58,200,904   $7,864,500
                                                          ===========   ===========   ===========   ===========   ==========

                             The accompanying notes are an integral part of the financial statements.


                                                                 2

                                              MERRIMAC SERIES
                                    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------------------------
                                                  CASH SERIES                     TREASURY SERIES
                                      ----------------------------------   -----------------------------
                                         YEAR ENDED        YEAR ENDED        YEAR ENDED      YEAR ENDED
                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,    DECEMBER 31,
                                            2006              2005              2006            2005
                                      ---------------   ----------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income              $    50,234,676   $     34,620,451   $  11,694,464   $   6,502,227
   Net realized gain (loss)
      allocated from Portfolio                (43,510)           (46,329)          7,927          (2,993)
                                      ---------------   ----------------   -------------   -------------
      Net increase in net assets
         from operations                   50,191,166         34,574,122      11,702,391       6,499,234
                                      ---------------   ----------------   -------------   -------------
DIVIDENDS DECLARED FROM
   NET INVESTMENT INCOME
   Premium Class                          (16,145,807)       (14,131,082)     (1,181,854)     (1,099,668)
   Reserve Class                           (5,693,829)        (1,660,770)           (239)           (141)
   Institutional Class                       (570,374)          (521,902)        (73,792)        (24,640)
   Nottingham Class                          (343,297)        (1,342,819)           (243)           (145)
   Investment Class                       (27,481,369)       (16,963,878)    (10,438,336)     (5,377,633)
                                      ---------------   ----------------   -------------   -------------
      Total dividends declared            (50,234,676)       (34,620,451)    (11,694,464)     (6,502,227)
                                      ---------------   ----------------   -------------   -------------
FUND SHARE TRANSACTIONS (NOTE 6)
   Proceeds from shares sold            9,611,826,168      9,926,468,464     723,432,091     456,024,638
   Proceeds from
      dividends reinvested                 10,335,435          8,239,149          30,878             939
   Payment for shares redeemed         (9,856,513,438)   (10,014,850,583)   (631,153,954)   (529,552,311)
                                      ---------------   ----------------   -------------   -------------
      Net increase (decrease) in
         net assets derived from
         share transactions              (234,351,835)       (80,142,970)     92,309,015     (73,526,734)
                                      ---------------   ----------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS                            (234,395,345)       (80,189,299)     92,316,942     (73,529,727)
NET ASSETS
   Beginning of period                  1,291,328,924      1,371,518,223     237,483,080     311,012,807
                                      ---------------   ----------------   -------------   -------------
   End of period                      $ 1,056,933,579   $  1,291,328,924   $ 329,800,022   $ 237,483,080
                                      ===============   ================   =============   =============
Undistributed net investment
   income included in net assets      $       113,804   $        113,804   $      31,895   $      31,895
                                      ===============   ================   =============   =============

                                             TREASURY PLUS SERIES               U.S. GOVERNMENT SERIES
                                      ---------------------------------   ---------------------------------
                                         YEAR ENDED       YEAR ENDED         YEAR ENDED        YEAR ENDED
                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                            2006              2005              2006              2005
                                      ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income              $    10,561,369   $     5,578,149   $    58,300,173   $    35,173,834
   Net realized gain (loss)
      allocated from Portfolio                     --                --           (99,269)          (13,281)
                                      ---------------   ---------------   ---------------   ---------------
      Net increase in net assets
         from operations                   10,561,369         5,578,149        58,200,904        35,160,553
                                      ---------------   ---------------   ---------------   ---------------
DIVIDENDS DECLARED FROM
   NET INVESTMENT INCOME
   Premium Class                           (1,182,146)         (657,695)      (20,977,294)      (16,720,385)
   Reserve Class                                 (252)             (151)       (1,193,908)         (893,009)
   Institutional Class                         (4,947)           (5,359)       (2,073,004)         (213,669)
   Nottingham Class                              (256)             (155)             (260)          (17,221)
   Investment Class                        (9,373,768)       (4,914,789)      (34,055,707)      (17,329,550)
                                      ---------------   ---------------   ---------------   ---------------
      Total dividends declared            (10,561,369)       (5,578,149)      (58,300,173)      (35,173,834)
                                      ---------------   ---------------   ---------------   ---------------
FUND SHARE TRANSACTIONS (NOTE 6)
   Proceeds from shares sold            1,596,312,657     1,261,335,641     5,917,525,961     5,521,786,607
   Proceeds from
      dividends reinvested                     64,403            77,823         3,087,593         1,342,553
   Payment for shares redeemed         (1,346,955,046)   (1,339,118,338)   (5,753,886,153)   (5,275,207,696)
                                      ---------------   ---------------   ---------------   ---------------
      Net increase (decrease) in
         net assets derived from
         share transactions               249,422,014       (77,704,874)      166,727,401       247,921,464
                                      ---------------   ---------------   ---------------   ---------------
NET INCREASE (DECREASE) IN
   NET ASSETS                             249,422,014       (77,704,874)      166,628,132       247,908,183
NET ASSETS
   Beginning of period                    173,795,891       251,500,765     1,311,332,626     1,063,424,443
                                      ---------------   ---------------   ---------------   ---------------
   End of period                      $   423,217,905   $   173,795,891   $ 1,477,960,758   $ 1,311,332,626
                                      ===============   ===============   ===============   ===============
Undistributed net investment
   income included in net assets      $            --   $            --   $            20   $            20
                                      ===============   ===============   ===============   ===============

                                             MUNICIPAL SERIES
                                      -----------------------------
                                        YEAR ENDED      YEAR ENDED
                                       DECEMBER 31,    DECEMBER 31,
                                           2006            2005
                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income              $   7,864,500   $   4,615,375
   Net realized gain (loss)
      allocated from Portfolio                   --              --
                                      -------------   -------------
      Net increase in net assets
         from operations                  7,864,500       4,615,375
                                      -------------   -------------
DIVIDENDS DECLARED FROM
   NET INVESTMENT INCOME
   Premium Class                            (27,383)         (1,012)
   Reserve Class                               (166)           (108)
   Institutional Class                         (156)            (98)
   Nottingham Class                            (169)           (111)
   Investment Class                      (7,836,626)     (4,614,046)
                                      -------------   -------------
      Total dividends declared           (7,864,500)     (4,615,375)
                                      -------------   -------------
FUND SHARE TRANSACTIONS (NOTE 6)
   Proceeds from shares sold            750,994,563     620,764,449
   Proceeds from
      dividends reinvested                      645             402
   Payment for shares redeemed         (753,825,401)   (679,369,797)
                                      -------------   -------------
      Net increase (decrease) in
         net assets derived from
         share transactions              (2,830,193)    (58,604,946)
                                      -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS                            (2,830,193)    (58,604,946)
NET ASSETS
   Beginning of period                  258,439,292     317,044,238
                                      -------------   -------------
   End of period                      $ 255,609,099   $ 258,439,292
                                      =============   =============
Undistributed net investment
   income included in net assets      $          --   $          --
                                      =============   =============

                 The accompanying notes are an integral part of the financial statements.


                                                     3

                                                          MERRIMAC SERIES
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                                  RATIOS TO AVERAGE NET ASSETS/
                                                                                                       SUPPLEMENTAL DATA
                                                                                             -------------------------------------
                           NET ASSET                DISTRIBUTIONS   NET ASSET                                          NET ASSETS
                             VALUE         NET         FROM NET       VALUE                                NET           END OF
                           BEGINNING   INVESTMENT     INVESTMENT       END        TOTAL        NET      INVESTMENT        YEAR
YEARS ENDED DECEMBER 31,    OF YEAR      INCOME         INCOME       OF YEAR    RETURN (A)   EXPENSES    INCOME      (000S OMITTED)
------------------------   ---------   ----------   -------------   ---------   ----------   --------   ----------   --------------
CASH SERIES
   PREMIUM CLASS
      2006                 $1.000        $0.048        $(0.048)      $1.000        4.93%     0.22%        4.80%        $  251,450
      2005                  1.000         0.030         (0.030)       1.000        3.04%     0.16%(B)     2.90%(B)        395,440
      2004                  1.000         0.012         (0.012)       1.000        1.24%     0.19%(B)     1.12%(B)        701,616
      2003                  1.000         0.011         (0.011)       1.000        1.13%     0.19%        1.16%         2,421,804
      2002                  1.000         0.019         (0.019)       1.000        1.88%     0.19%        1.86%         3,531,473
   RESERVE CLASS
      2006                  1.000         0.047         (0.047)       1.000        4.83%     0.32%        4.80%           163,450
      2005                  1.000         0.029         (0.029)       1.000        2.94%     0.27%(B)     3.07%(B)        144,234
      2004                  1.000         0.011         (0.011)       1.000        1.14%     0.26%(B)     1.16%(B)         49,087
      2003                  1.000         0.010         (0.010)       1.000        1.04%     0.29%        0.90%            39,336
      2002                  1.000         0.018         (0.018)       1.000        1.77%     0.29%        1.76%                 5
   INSTITUTIONAL CLASS
      2006                  1.000         0.046         (0.046)       1.000        4.67%     0.47%        4.60%            16,255
      2005                  1.000         0.027         (0.027)       1.000        2.79%     0.41%(B)     2.68%(B)          8,913
      2004                  1.000         0.010         (0.010)       1.000        0.99%     0.42%(B)     0.97%(B)         12,718
      2003                  1.000         0.009         (0.009)       1.000        0.88%     0.44%        0.90%            18,046
      2002                  1.000         0.016         (0.016)       1.000        1.62%     0.44%        1.68%            17,062
   NOTTINGHAM CLASS
      2006                  1.000         0.048         (0.048)       1.000        4.93%     0.21%        4.58%             3,356
      2005                  1.000         0.030         (0.030)       1.000        3.04%     0.16%(B)     2.98%(B)         15,045
      2004                  1.000         0.011         (0.011)       1.000        1.08%     0.04%(B)     1.75%(B)          2,429
      2003                  1.000         0.009         (0.009)       1.000        0.89%     0.44%        0.88%                 5
      2002                  1.000         0.016         (0.016)       1.000        1.62%     0.44%        1.60%                 5
   INVESTMENT CLASS
      2006                  1.000         0.045         (0.045)       1.000        4.57%     0.57%        4.48%           622,422
      2005                  1.000         0.026         (0.026)       1.000        2.68%     0.52%(B)     2.63%(B)        727,698
      2004                  1.000         0.009         (0.009)       1.000        0.89%     0.52%(B)     0.87%(B)        605,668
      2003                  1.000         0.008         (0.008)       1.000        0.78%     0.54%        0.78%           621,559
      2002                  1.000         0.015         (0.015)       1.000        1.52%     0.54%        1.46%           668,931
TREASURY SERIES
   PREMIUM CLASS
      2006                  1.000         0.045         (0.045)       1.000        4.56%     0.23%        4.49%            34,519
      2005                  1.000         0.027         (0.027)       1.000        2.80%     0.22%        2.66%            20,204
      2004                  1.000         0.010         (0.010)       1.000        1.01%     0.21%        0.99%            44,952
      2003                  1.000         0.009         (0.009)       1.000        0.86%     0.21%        0.85%            54,579
      2002                  1.000         0.016         (0.016)       1.000        1.54%     0.20%        1.55%            61,403
   RESERVE CLASS
      2006                  1.000         0.044         (0.044)       1.000        4.46%     0.33%        4.39%                 6
      2005                  1.000         0.027         (0.027)       1.000        2.70%     0.32%        2.56%                 5
      2004                  1.000         0.009         (0.009)       1.000        0.91%     0.31%        0.92%                 5
      2003                  1.000         0.008         (0.008)       1.000        0.76%     0.32%        0.76%                 5
      2002                  1.000         0.014         (0.014)       1.000        1.43%     0.30%        1.43%                 5
   INSTITUTIONAL CLASS
      2006                  1.000         0.042         (0.042)       1.000        4.30%     0.48%        4.31%             1,942
      2005                  1.000         0.025         (0.025)       1.000        2.54%     0.47%        2.63%             1,795
      2004                  1.000         0.008*        (0.008)       1.000        0.76%     0.46%        0.91%             2,342
      2003                  1.000         0.006         (0.006)       1.000        0.61%     0.47%        0.71%               177
      2002                  1.000         0.013         (0.013)       1.000        1.28%     0.45%        1.33%            14,956
   NOTTINGHAM CLASS
      2006                  1.000         0.045         (0.045)       1.000        4.56%     0.23%        4.49%                 6
      2005                  1.000         0.028         (0.028)       1.000        2.80%     0.22%        2.66%                 5
      2004                  1.000         0.009         (0.009)       1.000        0.86%     0.34%        0.89%                 5
      2003                  1.000         0.006         (0.006)       1.000        0.61%     0.47%        0.60%                 5
      2002                  1.000         0.013         (0.013)       1.000        1.28%     0.45%        1.28%                 5
   INVESTMENT CLASS
      2006                  1.000         0.041         (0.041)       1.000        4.20%     0.58%        4.14%           293,328
      2005                  1.000         0.024         (0.024)       1.000        2.44%     0.57%        2.38%           215,474
      2004                  1.000         0.007         (0.007)       1.000        0.66%     0.56%        0.66%           263,708
      2003                  1.000         0.005         (0.005)       1.000        0.51%     0.57%        0.52%           246,484
      2002                  1.000         0.011         (0.011)       1.000        1.18%     0.56%        1.13%           285,311

                             The accompanying notes are an integral part of the financial statements.


                                                                 4

                                                          MERRIMAC SERIES
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIOS TO AVERAGE NET ASSETS/
                                                                                                       SUPPLEMENTAL DATA
                                                                                             -------------------------------------
                           NET ASSET                DISTRIBUTIONS   NET ASSET                                          NET ASSETS
                             VALUE         NET         FROM NET       VALUE                                NET           END OF
                           BEGINNING   INVESTMENT     INVESTMENT       END        TOTAL        NET      INVESTMENT        YEAR
YEARS ENDED DECEMBER 31,    OF YEAR      INCOME         INCOME       OF YEAR    RETURN (A)   EXPENSES    INCOME      (000S OMITTED)
------------------------   ---------   ----------   -------------   ---------   ----------   --------   ----------   --------------
TREASURY PLUS SERIES
   PREMIUM CLASS
      2006                 $1.000        $0.047        $(0.047)      $1.000        4.84%     0.23%        4.87%         $ 102,601
      2005                  1.000         0.030         (0.030)       1.000        3.00%     0.23%        2.86%            13,617
      2004                  1.000         0.011         (0.011)       1.000        1.12%     0.21%        0.99%            29,037
      2003                  1.000         0.009         (0.009)       1.000        0.90%     0.20%        0.90%            76,346
      2002                  1.000         0.015         (0.015)       1.000        1.50%     0.22%        1.43%            87,070
   RESERVE CLASS
      2006                  1.000         0.046         (0.046)       1.000        4.74%     0.33%        4.68%                 6
      2005                  1.000         0.029         (0.029)       1.000        2.90%     0.33%        2.76%                 5
      2004                  1.000         0.010         (0.010)       1.000        1.02%     0.31%        1.03%                 5
      2003                  1.000         0.008         (0.008)       1.000        0.80%     0.31%        0.80%                 5
      2002                  1.000         0.014         (0.014)       1.000        1.40%     0.32%        1.39%                 5
   INSTITUTIONAL CLASS
      2006                  1.000         0.045         (0.045)       1.000        4.58%     0.49%        4.55%                24
      2005                  1.000         0.027         (0.027)       1.000        2.74%     0.48%        2.44%                11
      2004                  1.000         0.009         (0.009)       1.000        0.87%     0.46%        0.92%               165
      2003                  1.000         0.007         (0.007)       1.000        0.65%     0.46%        0.66%                57
      2002                  1.000         0.012         (0.012)       1.000        1.25%     0.46%        1.32%               390
   NOTTINGHAM CLASS
      2006                  1.000         0.047         (0.047)       1.000        4.84%     0.23%        4.78%                 6
      2005                  1.000         0.030         (0.030)       1.000        3.00%     0.23%        2.86%                 5
      2004                  1.000         0.010         (0.010)       1.000        0.97%     0.34%        1.00%                 5
      2003                  1.000         0.007         (0.007)       1.000        0.65%     0.46%        0.64%                 5
      2002                  1.000         0.012         (0.012)       1.000        1.25%     0.47%        1.24%                 5
   INVESTMENT CLASS
      2006                  1.000         0.044         (0.044)       1.000        4.48%     0.58%        4.43%           320,582
      2005                  1.000         0.026         (0.026)       1.000        2.66%     0.58%        2.60%           160,157
      2004                  1.000         0.008         (0.008)       1.000        0.77%     0.56%        0.82%           222,289
      2003                  1.000         0.006         (0.006)       1.000        0.55%     0.56%        0.56%           163,909
      2002                  1.000         0.011         (0.011)       1.000        1.15%     0.57%        0.99%           249,830
U.S. GOVERNMENT SERIES
   PREMIUM CLASS
      2006                  1.000         0.048         (0.048)       1.000        4.86%     0.21%        4.76%           620,686
      2005                  1.000         0.030         (0.030)       1.000        3.00%     0.20%        3.08%           494,269
      2004                  1.000         0.012         (0.012)       1.000        1.23%     0.21%        1.34%           361,957
      2003                  1.000         0.010         (0.010)       1.000        1.05%     0.20%        1.07%            19,583
      2002                  1.000         0.018         (0.018)**     1.000        1.85%     0.19%        1.71%            35,786
   RESERVE CLASS
      2006                  1.000         0.047         (0.047)       1.000        4.76%     0.31%        4.57%                 6
      2005                  1.000         0.029         (0.029)       1.000        2.90%     0.30%        2.78%            30,617
      2004                  1.000         0.011         (0.011)       1.000        1.13%     0.31%        1.30%            45,042
      2003                  1.000         0.009         (0.009)       1.000        0.95%     0.30%        0.95%                 5
      2002                  1.000         0.017         (0.017)**     1.000        1.75%     0.29%        1.65%                 5
   INSTITUTIONAL CLASS
      2006                  1.000         0.045         (0.045)       1.000        4.60%     0.46%        4.42%                 5
      2005                  1.000         0.027         (0.027)       1.000        2.75%     0.44%        3.65%            46,938
      2004                  1.000         0.010         (0.010)       1.000        0.98%     0.46%        0.98%                 5
      2003                  1.000         0.008         (0.008)       1.000        0.80%     0.45%        0.80%                 5
      2002                  1.000         0.015         (0.015)**     1.000        1.60%     0.44%        1.56%                 5
   NOTTINGHAM CLASS
      2006                  1.000         0.048         (0.048)       1.000        4.86%     0.21%        4.78%                 6
      2005                  1.000         0.030         (0.030)       1.000        3.00%     0.20%        1.84%                 5
      2004                  1.000         0.011         (0.011)       1.000        1.08%     0.22%        1.81%            14,969
      2003                  1.000         0.008         (0.008)       1.000        0.80%     0.45%        0.80%                 5
      2002                  1.000         0.015         (0.015)**     1.000        1.60%     0.44%        1.51%                 5
   INVESTMENT CLASS
      2006                  1.000         0.044         (0.044)       1.000        4.50%     0.56%        4.43%           857,258
      2005                  1.000         0.026         (0.026)       1.000        2.65%     0.55%        2.61%           739,503
      2004                  1.000         0.009         (0.009)       1.000        0.88%     0.56%        0.91%           641,452
      2003                  1.000         0.007         (0.007)       1.000        0.70%     0.55%        0.69%           475,302
      2002                  1.000         0.014         (0.014)**     1.000        1.50%     0.54%        1.39%           414,584

                             The accompanying notes are an integral part of the financial statements.


                                                                 5

                                                          MERRIMAC SERIES
                                                       FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  RATIOS TO AVERAGE NET ASSETS/
                                                                                                       SUPPLEMENTAL DATA
                                                                                             -------------------------------------
                           NET ASSET                DISTRIBUTIONS   NET ASSET                                          NET ASSETS
                             VALUE         NET         FROM NET       VALUE                                NET           END OF
                           BEGINNING   INVESTMENT     INVESTMENT       END        TOTAL        NET      INVESTMENT        YEAR
YEARS ENDED DECEMBER 31,    OF YEAR      INCOME         INCOME       OF YEAR    RETURN (A)   EXPENSES    INCOME      (000S OMITTED)
------------------------   ---------   ----------   -------------   ---------   ----------   --------   ----------   --------------
MUNICIPAL SERIES
   PREMIUM CLASS
      2006                 $1.000        $0.032        $(0.032)      $1.000        3.21%     0.22%        3.34%         $   3,178
      2005                  1.000         0.021         (0.021)       1.000        2.16%     0.21%        1.55%                 5
      2004                  1.000         0.010         (0.010)       1.000        0.97%     0.21%        1.15%                52
      2003                  1.000         0.008         (0.008)       1.000        0.79%     0.21%        0.79%                 5
      2002                  1.000         0.012         (0.012)       1.000        1.21%     0.22%        1.21%                 5
   RESERVE CLASS
      2006                  1.000         0.031         (0.031)       1.000        3.11%     0.32%        3.07%                 5
      2005                  1.000         0.020         (0.020)       1.000        2.06%     0.32%        2.00%                 5
      2004                  1.000         0.009         (0.009)       1.000        0.87%     0.31%        0.88%                 5
      2003                  1.000         0.007         (0.007)       1.000        0.69%     0.31%        0.69%                 5
      2002                  1.000         0.011         (0.011)       1.000        1.11%     0.32%        1.10%                 5
   INSTITUTIONAL CLASS
      2006                  1.000         0.029         (0.029)       1.00         2.96%     0.47%        2.92%                 5
      2005                  1.000         0.019         (0.019)       1.00         1.91%     0.47%        1.85%                 5
      2004                  1.000         0.007         (0.007)       1.00         0.72%     0.46%        0.72%                 5
      2003                  1.000         0.005         (0.005)       1.00         0.54%     0.46%        0.54%                 5
      2002                  1.000         0.010         (0.010)       1.00         0.96%     0.47%        0.95%                 5
   NOTTINGHAM CLASS
      2006                  1.000         0.032         (0.032)       1.00         3.21%     0.22%        3.17%                 5
      2005                  1.000         0.021         (0.021)       1.00         2.16%     0.22%        2.10%                 5
      2004                  1.000         0.008         (0.008)       1.00         0.82%     0.34%        0.84%                 5
      2003                  1.000         0.005         (0.005)       1.00         0.54%     0.46%        0.54%                 5
      2002                  1.000         0.010         (0.010)       1.00         0.96%     0.47%        0.96%                 5
   INVESTMENT CLASS
      2006                  1.000         0.028         (0.028)       1.00         2.86%     0.57%        2.82%           252,415
      2005                  1.000         0.018         (0.018)       1.00         1.80%     0.57%        1.75%           258,418
      2004                  1.000         0.006         (0.006)       1.00         0.62%     0.56%        0.63%           316,976
      2003                  1.000         0.004         (0.004)       1.00         0.44%     0.56%        0.43%           249,014
      2002                  1.000         0.009         (0.009)       1.00         0.86%     0.57%        0.86%            96,187

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B) The Adviser of the Cash Portfolio, in which the Cash Series invests, waived a portion of the Cash Portfolio expenses during the years ended december 31, 2005 and 2004. The expenses of the Cash Portfolio are passed through to the Cash Series. Without this waiver, the net expense ratio would have been higher and the net investment income ratio would have been lower.

*   Computed using average shares outstanding throughout the period.

**  The distributions of Realized Gains for the Government Series were less than 0.001.

                             The accompanying notes are an integral part of the financial statements.


                                                                 6

                                 MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006
-------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Merrimac Series (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Cash Series (the "Cash Series"), the Merrimac Prime Series (the "Prime Series"), the Merrimac Treasury Series (the "Treasury Series"), the Merrimac Treasury Plus Series (the "Treasury Plus Series"), the Merrimac U.S. Government Series (the "Government Series"), and the Merrimac Municipal Series (the "Municipal Series"), (collectively the "Funds") are separate diversified investment portfolios or series of the Trust. The Funds consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Nottingham Class, and the Investment Class. Information is presented herein for all funds except the Prime Series.

     The Funds seek to achieve their investment objective by investing all of their investable assets in the Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), respectively. The Portfolios are each an open-end investment management company and a series of the Merrimac Master Portfolio, and are hereinafter referred to singly as a "Portfolio," and collectively as the "Portfolios." Each Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. Each Fund has the same investment objective as the Portfolio into which it invests. The performance of each Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. At December 31, 2006, the investment by the Cash Series, the Treasury Series, the Treasury Plus Series, the Government Series, and the Municipal Series represent ownership of proportionate interests of 61.74%, 99.99%, 61.62%, 99.99%, and 99.99%, respectively, of their corresponding portfolios.

     The policies of the Funds are designed to maintain a stable net asset value of $1.00 per share. They have adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable them to do so. However, there is no assurance that they will be able to maintain a stable net asset value.

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     The Funds record their investment in the Portfolios at value. Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     B. SECURITIES TRANSACTIONS AND INCOME

     The Portfolios record securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. Each Fund's net investment income consists of its pro rata share of the net investment income of its corresponding Portfolio, less all expenses of the Fund determined in accordance with GAAP.

     C. FEDERAL INCOME TAXES

     Each Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, each Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

     D. EXPENSE ALLOCATION

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to all applicable Merrimac Funds.

                                 MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006
-------------------------------------------------------------------------------

     E. ALLOCATION OF OPERATING ACTIVITY

     Investment income and common expenses are allocated among the classes of shares of a Fund based on the average daily net assets of each class. Distribution and shareholder servicing fees, which are directly attributable to a class of shares, are charged to the operations of the specific class. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

(2)  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends on the shares of the Funds are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

     The tax character of distributions declared during the periods ended December 31, 2006 and 2005 were as follows:

                                 ORDINARY INCOME           TAX-EXEMPT INCOME               TOTAL
                            -------------------------   -----------------------   -------------------------
                                2006          2005         2006         2005          2006          2005
                            -----------   -----------   ----------   ----------   -----------   -----------
     Cash Series .........  $50,234,676   $34,620,451   $       --   $       --   $50,234,676   $34,620,451
     Treasury Series .....   11,694,464     6,502,227           --           --    11,694,464     6,502,227
     Treasury Plus Series    10,561,369     5,578,149           --           --    10,561,369     5,578,149
     US Government Series    58,300,173    35,173,834           --           --    58,300,173    35,173,834
     Municipal Series ....           --            --    7,864,500    4,615,375     7,864,500     4,615,375


     At December 31, 2006, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

                            UNDISTRIBUTED   UNDISTRIBUTED     LOSS CARRY
                               ORDINARY       TAX-EXEMPT       FORWARDS
                                INCOME          INCOME      AND DEFERRALS      TOTAL
                            -------------   -------------   -------------   ----------
     Cash Series .........     $113,804          $--          $(847,088)    $(733,284)
     Treasury Series .....       36,094           --                 --        36,094
     Treasury Plus Series            --           --                (66)          (66)
     US Government Series            20           --           (453,866)     (453,846)
     Municipal Series ....           --           --                 --            --

     As of December 31, 2006, the Funds had available capital loss carryforwards of the following amounts expiring in the years indicated as follows:

                            2007    2011      2012       2013       2014
                            ----   ------   --------   --------   --------
     Cash Series .........   $--   $   --   $750,614   $ 52,964   $ 43,510
     Treasury Series .....    --       --         --         --         --
     Treasury Plus Series     66       --         --         --         --
     US Government Series     --    5,252     86,745    261,350    100,519
     Municipal Series ....    --       --         --         --         --

     For the year ended December 31, 2006, none of the Funds had Post-October losses.

(3)  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

     The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations, including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class and Investment Class, which pay an annual distribution fee of up to 0.10% of the daily value of the net assets invested in each class.

                                 MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006
-------------------------------------------------------------------------------
(4)  MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

     The Merrimac Master Portfolio retains Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management Company ("LBAM") serves as the Sub-Adviser to the Cash Portfolio and the Government Portfolio. M&I Investment Management Corp. ("M&I") serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. ABN AMRO Asset Management, Inc. ("ABN AMRO") serves as Sub-Advisor to the Municipal Portfolio. The Funds pay no direct fees for such services, but indirectly bear their pro rata share of the compensation paid by the Portfolios. See Note 2 of the Portfolios' Notes to Financial Statements, which are included elsewhere in this report.

     Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of each Fund.

     Certain trustees and officers of the Trust are employees of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(5)  INVESTMENT TRANSACTIONS

     Investments in and withdrawals from the respective Portfolios during each Fund's 2006 operations were as follows:

                                  INVESTMENTS IN   WITHDRAWALS FROM
                                     PORTFOLIO        PORTFOLIO
                                  --------------   ----------------
      Cash Series ............    $9,622,161,603   $9,908,502,730
      Treasury Series ........       723,462,969      643,269,565
      Treasury Plus Series ...     1,596,377,060    1,357,401,902
      U.S. Government Series .     5,920,613,554    5,812,721,707
      Municipal Series .......       750,995,208      762,576,198

(6)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the year ended December 31, 2006 and the year ended December 31, 2005:

                                                  SHARES         SHARES           NET INCREASE/
                                 SHARES SOLD    REINVESTED      REDEEMED      (DECREASE) IN SHARES
                                -------------   ----------   --------------   --------------------
     CASH SERIES
        Premium Class
           2006 .............   6,500,385,866   9,633,486    (6,654,045,447)      (144,026,095)
           2005 .............   6,845,324,465   7,798,110    (7,159,416,045)      (306,293,470)
        Reserve Class
           2006 .............     849,993,623         252      (830,741,207)        19,252,668
           2005 .............     339,008,330         143      (243,808,106)        95,200,367
        Institutional Class
           2006 .............      83,078,310     451,928       (76,181,267)         7,348,971
           2005 .............     131,632,596     439,752      (135,879,028)        (3,806,680)
        Nottingham Class
           2006 .............     173,028,515       9,911      (184,732,620)       (11,694,194)
           2005 .............     560,467,072       1,144      (547,845,642)        12,622,574
        Investment Class
           2006 .............   2,005,339,854     239,858    (2,110,812,897)      (105,233,185)
           2005 .............   2,050,036,001          --    (1,927,901,762)       122,134,239
     TREASURY SERIES
        Premium Class
           2006 .............     106,982,055          --       (92,668,816)        14,313,239
           2005 .............      81,801,772          --      (106,546,995)       (24,745,223)
        Reserve Class
           2006 .............           5,317         230            (5,317)               230
           2005 .............              --         130                --                130


                                         9

                                          MERRIMAC SERIES
                                   NOTES TO FINANCIAL STATEMENTS
                                         DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------

                                                  SHARES         SHARES           NET INCREASE/
                                 SHARES SOLD    REINVESTED      REDEEMED      (DECREASE) IN SHARES
                                -------------   ----------   --------------   --------------------
        Institutional Class
           2006 .............      10,593,045          179      (10,445,906)           147,318
           2005 .............       8,388,694           --       (8,936,293)          (547,599)
        Nottingham Class
           2006 .............           5,304          235           (5,303)               236
           2005 .............              --          135               --                135
        Investment Class
           2006 .............     605,846,370       30,234     (528,028,612)        77,847,992
           2005 .............     365,834,172          674     (414,069,023)       (48,234,177)
     TREASURY PLUS SERIES
        Premium Class
           2006 .............     404,029,448       59,544     (315,105,029)        88,983,963
           2005 .............     173,664,247       72,530     (189,155,994)       (15,419,217)
        Reserve Class
           2006 .............           5,335          245           (5,334)               246
           2005 .............              --          140               --                140
        Institutional Class
           2006 .............      14,961,010        4,364      (14,952,717)            12,657
           2005 .............      31,674,860        5,008      (31,833,236)          (153,368)
        Nottingham Class
           2006 .............           5,321          250           (5,321)               250
           2005 .............              --          145               --                145
        Investment Class
           2006 .............   1,177,311,543           --   (1,016,886,645)       160,424,898
           2005 .............   1,055,996,534           --   (1,118,129,108)       (62,132,574)
     U.S. GOVERNMENT SERIES
        Premium Class
           2006 .............   2,015,331,081      883,659   (1,889,740,687)       126,474,053
           2005 .............   2,621,334,795    1,262,472   (2,490,268,506)       132,328,761
        Reserve Class
           2006 .............      51,714,314          248      (82,334,312)       (30,619,750)
           2005 .............      59,551,489          141      (73,982,269)       (14,430,639)
        Institutional Class
           2006 .............     125,773,782    2,203,433     (174,923,023)       (46,945,808)
           2005 .............     104,757,357       79,794      (57,891,152)        46,945,999
        Nottingham Class
           2006 .............           5,354          253           (5,354)               253
           2005 .............      44,481,723          146      (59,449,837)       (14,967,968)
        Investment Class
           2006 .............   3,724,701,430           --   (3,606,882,777)       117,818,653
           2005 .............   2,691,661,243           --   (2,593,615,932)        98,045,311
     MUNICIPAL SERIES
        Premium Class
           2006 .............       7,039,701          168       (3,866,922)         3,172,947
           2005 .............       8,032,832          106       (8,079,941)           (47,003)
        Reserve Class
           2006 .............           5,256          160           (5,255)               161
           2005 .............              --           99               --                 99
        Institutional Class
           2006 .............           5,289          152           (5,288)               153
           2005 .............              --           92               --                 92
        Nottingham Class
           2006 .............           5,243          165           (5,243)               165
           2005 .............              --          105               --                105
        Investment Class
           2006 .............     743,939,074           --     (749,942,693)        (6,003,619)
           2005 .............     612,731,617           --     (671,289,856)       (58,558,239)

     At December 31, 2006, Investors Bank, as agent for its clients, was the record holder of 84.24% of the Cash Series, 89.32% of the Treasury Series, 95.47% of the Treasury Plus Series, 61.18% of the Government Series, and 99.61% of the Municipal Series shares outstanding, respectively. Affiliates of M&I, as agents for their clients, were the record holders of 9.90% of the Treasury Series and 2.82% of the Treasury Plus Series shares outstanding, respectively. Affiliates of LBAM, as agents for their clients, were the record holders of 1.22% of the Cash Series and 30.24% of the Government Series shares outstanding.

                                 MERRIMAC SERIES
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2006
-------------------------------------------------------------------------------
(7)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied in the determination of net asset value no later than June 29, 2007. Management continues to evaluate the application of FIN 48 to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

     In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurement." This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the issue of fair value measurements. FAS 157 is effective for the Funds' financial statements issued after December 31, 2007. As of December 31, 2006, the Funds, which as money market funds value securities at amortized cost, do not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Shareholders of Merrimac Series

We have audited the accompanying statements of assets and liabilities of the Merrimac Cash Series, the Merrimac Treasury Series, the Merrimac Treasury Plus Series, the Merrimac U.S. Government Series and the Merrimac Municipal Series, five of the Series comprising the Merrimac Series, (collectively, the "Funds") as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Merrimac Series management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Funds of Merrimac Series at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                       /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

                                MERRIMAC SERIES
                         OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
MERRIMAC SERIES SOURCES OF INCOME

The following tables summarize the percentage of income earned by each Merrimac fund in 2006 from various obligors. The information is presented to assist Shareholders in preparing state tax returns.

                                     CASH    TREASURY   TREASURY PLUS   U.S. GOVERNMENT   MUNICIPAL
                                    SERIES    SERIES        SERIES          SERIES         SERIES
                                    ------   --------   -------------   ---------------   ---------
U.S. Treasury Obligations ........   0.00%    94.42%         0.00%           0.00%          0.00%
Repurchase Agreements ............   5.05%     0.00%       100.00%          27.25%          0.00%
Other Non-Exempt Securities ......  93.52%     5.58%*        0.00%           0.02%          0.00%
Other U.S. Government Obligations    1.43%     0.00%         0.00%          72.73%          0.00%
Municipal Obligations ............   0.00%     0.00%         0.00%           0.00%        100.00%

The following table summarizes the percentage of total income earned by the Merrimac Municipal Series applicable to obligors of various states.

Alaska            3.10%
Arizona           3.58%
California        2.51%
Colorado          4.17%
Connecticut       3.45%
Florida           2.85%
Georgia           3.37%
Illinois          8.00%
Indiana           0.10%
Kentucky          1.80%
Louisiana         1.26%
Massachussetts    7.03%
Michigan          0.88%
Minnesota         2.19%
Montana           1.46%
Nebraska          5.54%
Nevada            1.51%
New Hampshire     1.82%
New Jersey        3.46%
New Mexico        3.54%
New York         11.02%
North Carolina    2.69%
Pennsylvania      0.84%
Texas            13.40%
Utah              0.76%
Virginia          1.96%
Washington        3.68%
Wisconsin         1.87%
Wyoming           0.13%
Other             2.03%

None of the income earned by the Merrimac Municipal Series is subject to the Federal Alternative Minimum Tax (AMT).

* Amount represents income from investment companies which primarly invest in U.S. Treasury Obligations.

Under Section 871(k) of the Internal Revenue Code, the Funds hereby designate the following percentages of income as "interest-related dividends" for the year ended December 31, 2006:

Fund Name
Merrimac Cash Series             88.03%
Merrimac Government Series      100.00%
Merrimac Treasury Series        100.00%
Merrimac Treasury Plus Series   100.00%
Merrimac Municipal Series       100.00%


                                         MERRIMAC CASH PORTFOLIO
                               SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------
                                                         YIELD TO
                                                         MATURITY                                VALUE
                                                       (UNAUDITED)   MATURITY    PAR VALUE      (NOTE 1)
----------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER - 41.8%
Amstel Funding Corporation .........................      5.32%      04/03/07   $20,000,000   $ 19,729,490
Bank of Ireland ....................................      5.35       02/20/07    20,000,000     19,848,912
Barclays U.S. Funding LLC ..........................      5.32       02/14/07    40,000,000     39,731,668
                                                          5.32       02/16/07    15,000,000     14,895,100
Caisse National des Caisses d' Epargne .............      5.45       02/14/07    10,000,000      9,932,277
                                                          5.41       02/15/07    20,000,000     19,862,524
Charta LLC .........................................      5.30       01/10/07    50,000,000     49,919,639
CIT Group, Inc. ....................................      5.57       01/08/07     7,500,000      7,489,838
Crown Point Capital Corporation LLC ................      5.33       01/10/07    16,677,000     16,650,247
                                                          5.32       01/18/07    25,000,000     24,930,465
Cullinan Finance Corporation .......................      5.31       04/04/07    15,000,000     14,795,156
DZ Bank AG .........................................      5.33       01/05/07    15,000,000     14,986,787
                                                          5.32       01/16/07    40,000,000     39,900,644
Edison Asset Securitization ........................      5.33       01/03/07    20,000,000     19,988,355
Fairway Finance Corporation ........................      5.33       01/04/07    12,625,000     12,615,671
Galleon Capital LLC ................................      5.32       01/18/07    30,000,000     29,916,875
HBOS Treasury Services PLC .........................      5.32       03/19/07    40,000,000     39,539,167
Lexington Parker Capital Company LLC ...............      5.42       02/16/07    10,000,000      9,929,600
                                                          5.41       02/21/07    15,000,000     14,883,620
                                                          5.38       03/01/07    15,000,000     14,866,816
Nationwide Building Society ........................      5.42       02/16/07    15,000,000     14,894,600
North Sea Funding LLC ..............................      5.34       05/21/07    30,859,000     30,224,222
Picaros Funding LLC ................................      5.34       05/03/07    30,000,000     29,462,666
                                                          5.36       07/10/07    10,000,000      9,725,334
Regency Markets No.1 LLC ...........................      5.36       01/18/07    50,000,000     49,859,084
Scaldis Capital LLC ................................      5.35       01/25/07    15,079,000     15,021,063
Solitaire Funding Ltd. .............................      5.39       01/12/07    25,000,000     24,952,334
                                                          5.33       01/18/07    10,000,000      9,972,239
                                                          5.32       02/16/07     5,000,000      4,965,000
                                                          5.36       04/19/07    14,565,000     14,332,689
Tango Finance Corporation ..........................      5.33       02/27/07    10,000,000      9,914,122
Thunder Bay Funding LLC ............................      5.34       02/07/07    27,968,000     27,807,418
UBS Finance ........................................      5.33       01/05/07    30,000,000     29,973,824
Whistlejacket Capital Ltd. .........................      5.33       01/31/07    13,491,000     13,429,545
                                                                                              ------------
                                                                                               718,946,991
                                                                                              ------------
VARIABLE RATE NOTES* - 48.2%
American Express Credit ............................      5.25       01/05/07    16,200,000     16,206,256
American Honda Finance Corporation .................      5.33       01/12/07    20,000,000     20,001,540
                                                          5.50       01/16/07    15,000,000     15,000,982
Bank of America Corporation ........................      5.26       01/02/07    40,000,000     40,000,000
Bank of Ireland ....................................      5.26       01/19/07    10,000,000     10,000,000
Bear Stearns-EMC Mortgage Corporation ..............      5.43       01/02/07    25,000,000     25,000,000
Bear Stearns Companies, Inc. .......................      5.40       01/05/07    15,000,000     15,000,000
                                                          5.52       01/16/07    10,219,000     10,219,705
CIT Group, Inc. ....................................      5.53       02/15/07    11,750,000     11,752,912
                                                       5.36 - 5.45   02/20/07    27,500,000     27,522,972
Credit Suisse First Boston USA, Inc. ...............      5.41       01/05/07    30,000,000     30,009,556
                                                          5.33       01/24/07    15,000,000     15,000,423
General Electric Capital Corporation ...............      5.30       02/05/07    15,000,000     14,999,708
Goldman Sachs Group Inc., Promissory Note+ .........      5.39       01/02/07    40,000,000     40,000,000
                                                          5.41       02/16/07    10,000,000     10,000,000
HBOS Treasury Services PLC .........................      5.32       01/08/07    10,000,000     10,000,000
Household Finance Corporation ......................      5.50       02/09/07    10,000,000     10,001,630
                                                          5.38       02/28/07    10,000,000     10,000,665

            The accompanying notes are an integral part of the financial statements.


                                                  14

                                         MERRIMAC CASH PORTFOLIO
                               SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------
                                                         YIELD TO
                                                         MATURITY                                VALUE
                                                       (UNAUDITED)   MATURITY    PAR VALUE      (NOTE 1)
----------------------------------------------------------------------------------------------------------
VARIABLE RATE NOTES* (CONTINUED)
JP Morgan Chase Bank ...............................      5.39%      01/02/07   $25,000,000   $ 25,000,000
K2 (USA) LLC .......................................      5.31       01/02/07     5,000,000      4,999,690
                                                          5.30       03/19/07    20,000,000     19,999,580
                                                          5.21       03/20/07    25,000,000     25,001,357
Links Finance LLC ..................................      5.28       01/04/07    30,000,000     29,998,989
Merrill Lynch & Co., Inc. ..........................      5.22       01/02/07    15,000,000     15,003,784
                                                          5.25       01/29/07    10,000,000     10,008,364
                                                          5.46       02/27/07    15,000,000     15,003,174
Morgan Stanley, Dean Witter & Co. ..................      5.43       01/02/07    50,000,000     50,000,000
Natexis Banques Populaire ..........................      5.35       01/15/07    20,000,000     20,000,000
Parkland (USA) LLC .................................      5.30       01/02/07    15,000,000     14,999,532
                                                          5.32       01/22/07    10,000,000     10,000,000
Rabobank Nederland NV NY ...........................      5.30       02/15/07    15,000,000     15,000,000
Royal Bank of Canada ...............................      5.37       01/10/07    14,000,000     14,000,000
Sigma Finance, Inc. ................................      5.27       01/22/07     5,000,000      4,999,766
                                                          5.31       03/19/07    15,000,000     14,999,688
Tango Finance Corporation ..........................   5.28 - 5.31   01/02/07    25,000,000     24,998,339
                                                          5.28       03/21/07    20,000,000     19,999,064
Unicredito Italiano ................................   5.31 - 5.32   01/15/07    28,750,000     28,750,000
Wachovia Corporation ...............................      5.25       01/22/07    25,000,000     25,016,467
Wells Fargo Financial ..............................      5.11       01/15/07    25,000,000     25,001,593
Westpac Banking Corporation ........................      5.39       03/13/07    50,000,000     50,000,000
Whistlejacket Capital Ltd. .........................      5.28       01/02/07    10,000,000      9,998,985
                                                          5.30       01/15/07    15,000,000     14,999,173
                                                          5.31       01/25/07    10,000,000      9,999,868
                                                                                              ------------
                                                                                               828,493,762
                                                                                              ------------
MEDIUM TERM NOTES - 2.6%
Cullinan Finance Corporation .......................      5.34       10/10/07    15,000,000     15,000,000
                                                          5.36       11/28/07    10,000,000     10,000,000
                                                          5.41       12/03/07    10,000,000     10,000,000
Sigma Finance Corporation ..........................      4.83       01/30/07    10,000,000     10,000,000
                                                                                              ------------
                                                                                                45,000,000
                                                                                              ------------
U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS - 0.6%
Federal National Mortgage Association ..............      5.41       03/28/07    10,000,000     10,000,000
                                                                                              ------------
CERTIFICATES OF DEPOSIT - 2.9%
Charter One Bank NA ................................      5.34       01/17/07    10,000,000     10,000,000
Deutsche Bank NY ...................................      5.40       03/12/07    15,000,000     15,000,000
Toronto Dominion Bank ..............................      5.40       02/20/07    15,000,000     15,000,101
Unicredito Italiano ................................      5.38       02/12/07    10,000,000     10,000,000
                                                                                              ------------
                                                                                                50,000,101
                                                                                              ------------
ASSET BACKED SECURITIES - 1.4%
Capital One Auto Finance Trust 2006-B A1 ...........      5.44       01/15/07     3,012,024      3,012,024
CIT Equipment Collateral 2006-VT2 A1 ...............      5.34       01/20/07     8,001,516      8,001,516
USAA Auto Owner Trust 2006-4 A1 ....................      5.34       01/15/07    12,994,304     12,994,304
                                                                                              ------------
                                                                                                24,007,844
                                                                                              ------------

                 The accompanying notes are an integral part of the financial statements.


                                                    15

                                         MERRIMAC CASH PORTFOLIO
                               SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
----------------------------------------------------------------------------------------------------------
                                                         YIELD TO
                                                         MATURITY                                VALUE
                                                       (UNAUDITED)   MATURITY    PAR VALUE      (NOTE 1)
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 2.2%
Morgan Stanley Repurchase Agreement, dated 12/29/06,
with a  maturity value of $38,322,342,
collaterialized by U.S. Government  Agency
Obligations with rates ranging from 4.00% to 5.50%
and  maturities ranging from 05/01/18 to 03/01/33,
with an aggregate  market value of $39,066,000.           5.25%      01/02/07   $38,300,000   $   38,300,000
                                                                                              --------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.7%                                                   1,714,748,698
Other assets and liabilities, net - 0.3%                                                           5,696,734
                                                                                              --------------
NET ASSETS - 100.0%                                                                           $1,720,445,432
                                                                                              ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

                                     [CHART]

Variable Rate Notes               48.2%
Commercial Paper                  41.8%
Certificates of Deposit            2.9%
Medium Term Notes                  2.6%
Repurchase Agreements              2.2%
Asset Backed Securities            1.4%
U.S. Govt. Agency
Fixed Rate Obligations             0.6%
Other Assets & Liabilities, Net    0.3%

    The accompanying notes are an integral part of the financial statements.

                             MERRIMAC TREASURY PORTFOLIO
                     SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-------------------------------------------------------------------------------------
                                  YIELD TO
                                  MATURITY
                                (UNAUDITED)   MATURITY     PAR VALUE   VALUE (NOTE 1)
-------------------------------------------------------------------------------------
TREASURY OBLIGATIONS -- 91.5%
U.S. Treasury Bills ........   4.85 - 4.94%   01/04/07   $20,000,000    $ 19,986,698
                    ........       5.05       01/11/07     5,000,000       4,991,806
                    ........       4.85       01/18/07    10,000,000       9,974,851
                    ........   5.11 - 5.12    01/25/07    15,000,000      14,946,002
                    ........       5.08       02/01/07    25,000,000      24,886,471
                    ........   5.07 - 5.08    02/08/07    15,000,000      14,917,722
                    ........   5.09 - 5.10    02/15/07    20,000,000      19,870,430
                    ........   5.04 - 5.16    02/22/07    25,000,000      24,814,795
                    ........   4.93 - 5.02    03/01/07    30,000,000      29,753,824
                    ........   4.92 - 4.98    03/08/07    25,000,000      24,771,416
                    ........   4.97 - 4.98    03/22/07    35,000,000      34,613,620
                    ........       5.00       03/29/07    10,000,000       9,879,677
                    ........       4.99       04/12/07    10,000,000       9,861,522
                    ........       5.13       05/24/07     5,000,000       4,900,665

U.S. Treasury Notes ........       4.98       02/15/07    10,000,000       9,967,087
                    ........   5.03 - 5.07    02/28/07    20,000,000      19,946,636
                    ........       5.03       05/15/07    10,000,000       9,930,438
U.S. Treasury Strips,
Principal Only .............       4.98       02/15/07    15,000,000      14,909,219
                                                                        ------------
                                                                         302,922,879
                                                                        ------------
                                                           SHARES
                                                         -----------
MUTUAL FUNDS -- 8.4%
Dreyfus Treasury Prime
Cash Fund ..................                              14,424,910      14,424,910
Goldman Sachs Financial
Square Treasury Instruments
Fund .......................                              13,444,086      13,444,086
                                                                        ------------
                                                                          27,868,996
                                                                        ------------
TOTAL INVESTMENTS, AT
AMORTIZED COST -- 99.9%                                                  330,791,875
Other assets and liabilities,
net -- 0.1%                                                                  454,889
                                                                        ------------
NET ASSETS -- 100.0%                                                    $331,246,764
                                                                        ============

NOTES TO SCHEDULE OF INVESTMENTS:

                                    [CHART]

Treasury Obligations              91.5%
Mutual Funds                       8.4%
Other Assets & Liabilities, Net    0.1%

    The accompanying notes are an integral part of the financial statements.

                                     MERRIMAC TREASURY PLUS PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
                                                        YIELD TO
                                                        MATURITY
                                                       (UNAUDITED)   MATURITY     PAR VALUE   VALUE (NOTE 1)
-------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 99.9%
Bear Stearns Repurchase Agreement, dated 12/29/06,
with a  maturity value of $125,066,667,
collateralized by a  U.S. Treasury Obligation with
a rate of 5.125% and a maturity  date of 05/15/16,
with an aggregate market value of $129,504,128. .......    4.80%       01/02/07   $125,000,000    $125,000,000

Credit Suisse First Boston Repurchase Agreement, dated
12/29/06,  with a maturity value of $100,058,667,
collateralized by  U.S. Government Agency Obligations
with rates ranging  from 2.375% to 6.125% and
maturities ranging from 02/15/07 to  07/18/16,
with an aggregate market value of $102,000,362. .......    5.28        01/02/07    100,000,000     100,000,000

Deutsche Bank Repurchase Agreement, dated 12/29/06,
with a  maturity value of $75,040,417, collateralized
by a U.S. Treasury  Obligation with a rate of 0.00%
and a maturity date of 11/15/27,  with an aggregate
market value of $76,500,252. ..........................    4.85        01/02/07     75,000,000      75,000,000

JP Morgan Repurchase Agreement, dated 10/05/06, with
a maturity  value of $26,269,896, collateralized by
U.S. Treasury Obligations  with rates ranging from
4.625% to 4.875% and maturities  ranging from 05/31/11
to 10/31/11, with an aggregate  market value of
$25,504,521.+ .........................................    5.01        10/05/07     25,000,000      25,000,000

JP Morgan Repurchase Agreement, dated 12/29/06, with
a maturity  value of $100,053,333, collateralized by a
U.S. Treasury Obligation  with a rate of 2.375% and a
maturity date of 04/15/11, with an  aggregate market
value of $102,002,129. ................................    4.80        01/02/07    100,000,000     100,000,000

Merrill Lynch Repurchase Agreement, dated 12/29/06,
with a maturity  value of $160,086,222, collateralized
by U.S. Treasury Obligations  with rates ranging from
3.875% to 4.375% and maturities ranging  from
07/31/07 to 12/31/07, with an aggregate market value
of $163,203,820. ......................................    4.85        01/02/07    160,000,000     160,000,000

Morgan Stanley Repurchase Agreement, dated 12/29/06,
with a  maturity value of $104,213,566, collateralized
by U.S. Treasury  Obligations with rates of 0.00% and
maturities ranging from 11/15/27  to 08/15/28, with an
aggregate market value of $106,772,503. ...............    4.80        01/02/07    104,158,015     104,158,015
                                                                                                  ------------
                                                                                                   689,158,015
                                                                                                  ------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.9%                                                       689,158,015
Other assets and liabilities, net - 0.1%                                                               433,929
                                                                                                  ------------
NET ASSETS - 100.0%                                                                               $689,591,944
                                                                                                  ============

NOTES TO SCHEDULE OF INVESTMENTS:

+ Illiquid security

    The accompanying notes are an integral part of the financial statements.

                        MERRIMAC TREASURY PLUS PORTFOLIO
                   SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
--------------------------------------------------------------------------------


                                    [CHART]

Repurchase Agreements             99.9%
Other Assets & Liabilities, Net    0.1%

    The accompanying notes are an integral part of the financial statements.

                                      MERRIMAC U.S. GOVERNMENT PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------
                                           YIELD TO
                                          MATURITY
                                         (UNAUDITED)   MATURITY     PAR VALUE    VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY FIXED RATE
   OBLIGATIONS - 37.9%
Federal Farm Credit Bank ...............     5.19%     10/15/07   $ 10,000,000   $    9,600,056
Federal Home Loan Bank .................     5.00      01/02/07     10,000,000        9,995,833
                       .................     5.19      01/10/07     30,000,000       29,952,929
                       .................     4.76      01/18/07      8,000,000        7,995,488
                       .................     5.19      01/19/07     25,000,000       24,928,764
                       .................     5.27      02/28/07     25,000,000       24,786,041
Federal Home Loan Mortgage
  Corporation ..........................     4.75      01/12/07     10,000,000        9,999,850
              ..........................     5.19      01/17/07     11,600,000       11,570,066
              ..........................     5.21      02/06/07     12,930,000       12,859,752
              ..........................     5.21      02/13/07     40,000,000       39,742,750
              ..........................     5.17      02/16/07     16,150,000       16,043,517
              ..........................     5.25      03/13/07     20,000,000       19,792,355
              ..........................     5.23      04/11/07     38,570,000       38,010,478
              ..........................     5.23      04/24/07     17,947,000       17,654,040
              ..........................     5.00      09/18/07     25,000,000       24,090,278
Federal National Mortgage
  Association ..........................     5.25      01/02/07     20,000,000       19,991,367
              .......................... 5.16 - 5.20   01/10/07     35,650,000       35,594,388
              ..........................     5.21      02/02/07     19,900,000       19,803,209
              ..........................     5.30      02/07/07     18,020,000       17,919,073
              .......................... 5.21 - 5.23   02/14/07     65,000,000       64,572,008
              ..........................     5.25      02/28/07      5,000,000        4,957,250
              ..........................     5.41      03/28/07     11,150,000       11,150,000
              .......................... 5.20 - 5.21   05/16/07     65,000,000       63,744,167
              ..........................     5.09      06/20/07     28,901,000       28,198,850
                                                                                 --------------
                                                                                    562,952,509
                                                                                 --------------
U.S. GOVERNMENT AGENCY VARIABLE
   RATE OBLIGATIONS* - 26.8%
Federal Farm Credit Bank ............... 4.72 - 5.26   01/02/07    160,500,000      160,471,597
                         ...............     5.12      01/03/07     42,000,000       41,993,030
                         ...............     5.32      01/18/07      5,000,000        4,999,657
                         ...............     5.33      01/26/07     15,000,000       14,996,958
                         ...............     5.18      02/18/07     25,000,000       24,991,714
Federal Home Loan Bank .................     4.95      01/10/07      1,000,000          999,532
Federal Home Loan Mortgage
  Corporation ..........................     5.20      01/08/07     25,000,000       24,995,011
                         ...............     5.21      01/27/07     50,000,000       49,984,673
                         ...............     5.20      03/17/07     50,000,000       49,985,812
                         ...............     5.21      03/22/07     25,000,000       24,996,135
                                                                                 --------------
                                                                                    398,414,119
                                                                                 --------------

REPURCHASE AGREEMENTS - 35.1%

Bear Stearns Repurchase Agreement,
dated 11/08/06, with a maturity value
of $40,355,833 collateralized by U.S.
Government Agency Obligations with
rates ranging from 4.00% to 5.50% and
maturities ranging from 07/15/32 to
10/15/36, with an aggregate market
value of $40,800,251+ ..................     5.25      01/08/07     40,000,000       40,000,000

Bear Stearns Repurchase Agreement,
dated 12/27/06, with a maturity value
of $40,175,667 collateralized by U.S.
Government Agency Obligations with
rates ranging from 4.00% to 5.50% and
maturities ranging from 07/15/32 to
10/15/36, with an aggregate market
value of $40,800,251+ ..................     5.27      01/26/07     40,000,000       40,000,000

            The accompanying notes are an integral part of the financial statements.


                                                 20

                                      MERRIMAC U.S. GOVERNMENT PORTFOLIO
                                 SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------
                                           YIELD TO
                                          MATURITY
                                         (UNAUDITED)   MATURITY     PAR VALUE    VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
Credit Suisse First Boston Repurchase
Agreement, dated 12/29/06, with a
maturity value of $100,059,111,
collateralized by U.S. Government
Agency Obligations with rates of 0.00%
and maturities ranging from 02/01/35
to 10/01/36, with an aggregate market
value of $102,002,917. .................     5.32%     01/02/07   $100,000,000   $  100,000,000

Goldman Sachs Repurchase Agreement,
dated 12/18/06, with a maturity value
of $50,665,438, collateralized by U.S.
Government Agency Obligations with
rates ranging from 0.00% to 5.50% and
maturities ranging from 01/01/32 to
11/01/35, with an aggregate market
value of $51,000,000+. .................     5.27      03/19/07     50,000,000       50,000,000

Morgan Stanley Repurchase Agreement,
dated 12/29/06, with a maturity value
of $290,669,458, collateralized by
U.S. Government Agency Obligations
with rates ranging from 3.737% to
16.00% and maturities ranging from
01/01/07 to 12/01/36, with an
aggregate market value of
$296,310,001. ..........................     5.25      01/02/07    290,500,000      290,500,000
                                                                                 --------------
                                                                                    520,500,000
                                                                                 --------------
TOTAL INVESTMENTS, AT
   AMORTIZED COST - 99.8%                                                         1,481,866,628
Other assets and liabilities,
   net - 0.2%                                                                         3,337,438
                                                                                 --------------
NET ASSETS - 100.0%                                                              $1,485,204,066
                                                                                 ==============

NOTES TO SCHEDULE OF INVESTMENTS:

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

+    Illiquid security

                                    [CHART]

U.S. GOVERNMENT AGENCY FIXED RATE OBLIGATIONS      37.9%
REPURCHASE AGREEMENTS                              35.1%
U.S. GOVERNMENT AGENCY VARIABLE RATE OBLIGATIONS   26.8%
OTHER ASSESTS AND LIABILITIES, NET                  0.2%

    The accompanying notes are an integral part of the financial statements.


                                       21

                                  MERRIMAC MUNICIPAL PORTFOLIO
                           SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------
                                           YIELD TO
                                          MATURITY
                                         (UNAUDITED)   MATURITY     PAR VALUE    VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* - 61.9%
ALASKA - 3.8%
Valdez Marine Terminal,
   BP Pipelines, Inc. ..................    3.97%      01/02/07    $3,190,000      $ 3,190,000
Valdez Marine Terminal,
   BP Pipelines, Inc., LOC: BP Amoco ...    3.97       01/02/07     3,575,000        3,575,000
Valdez Marine Terminal,
   Exxon Pipeline Co. ..................    3.94       01/02/07     3,000,000        3,000,000
                                                                                   -----------
                                                                                     9,765,000
                                                                                   -----------
CALIFORNIA - 2.5%
California State Department of Water
   Resources, LOC: BNP Paribas .........    3.86       01/02/07       110,000          110,000
California State Department of Water
   Resources, LOC: Citibank ............    3.86       01/02/07     6,000,000        6,000,000
California State, LOC: State Street
   Bank & Trust Co. ....................    3.78       01/02/07       300,000          300,000
                                                                                   -----------
                                                                                     6,410,000
                                                                                   -----------
COLORADO - 1.3%
Colorado Housing & Finance Authority,
   LOC: FNMA ...........................    3.92       01/05/07     3,300,000        3,300,000
                                                                                   -----------
CONNECTICUT - 3.8%
Connecticut State Health &
   Educational Facilities
   Authority, Yale University ..........    3.90       01/02/07     6,300,000        6,300,000
 .......................................    3.92       01/05/07       650,000          650,000
Connecticut State, SPA:
   Bayerische Landesbank ...............    3.87       01/05/07     2,745,000        2,745,000
                                                                                   -----------
                                                                                     9,695,000
                                                                                   -----------
GEORGIA - 3.1%
Burke County Development Authority,
   Oglethorpe Power Corp., LOC:
   Bayerische Landesbank ...............    3.93       01/05/07     3,000,000        3,000,000
Metropolitan Atlanta Rapid Transit
   Authority, LOC:
   Bayerische Landesbank ...............    3.96       01/05/07     5,000,000        5,000,000
                                                                                   -----------
                                                                                     8,000,000
                                                                                   -----------
ILLINOIS - 5.7%
Chicago Board of Education, SPA:
   Depfa Bank PLC, Insurer: FSA ........    3.97       01/02/07     1,330,000        1,330,000
Chicago O'Hare International
   Airport, LOC: Societe Generale ......    3.84       01/05/07     2,985,000        2,985,000
Illinois Health Facilities Authority,
   Gottlieb Memorial Hospital ..........    3.93       01/05/07     8,300,000        8,300,000
Illinois Health Facilities Authority,
   Rush Presbyterian - St. Luke's
   Medical Center, LOC:
   Northern Trust Company ..............    3.93       01/05/07     2,000,000        2,000,000
                                                                                   -----------
                                                                                    14,615,000
                                                                                   -----------
KENTUCKY - 1.3%
Kentucky Economic Development Finance
   Authority, Baptist Health Care
   System, SPA: National City Bank,
   Insurer: MBIA .......................    3.98       01/02/07     3,300,000        3,300,000
                                                                                   -----------
MASSACHUSETTS - 8.3%
Boston Water and Sewer Commission,
   LOC: State Street Bank & Trust Co. ..    3.84       01/05/07       450,000          450,000
Massachusetts Development Finance
   Agency, Harvard University ..........    3.87       01/02/07     3,320,000        3,320,000
Massachusetts State Health &
   Educational Facilities Authority,
   Capital Asset Program,
   Insurer: MBIA .......................    3.88       01/02/07     2,800,000        2,800,000
Massachusetts State Health &
   Educational Facilities Authority,
   Children's Hospital, LOC: Bank of
   America, Insurer: AMBAC .............    3.95       01/02/07     4,200,000        4,200,000
Massachusetts State Health &
   Educational Facilities
   Authority,  Harvard University ......    3.83       01/05/07       600,000          600,000
Massachusetts State Water
   Resources Authority, LOC: Bank of
   Nova Scotia, Insurer: AMBAC .........    3.88       01/05/07     2,800,000        2,800,000
Massachusetts State, Central Artery
   Project, LOC: Bayerische Landesbank .    3.95       01/02/07     4,100,000        4,100,000

            The accompanying notes are an integral part of the financial statements.


                                               22

                                  MERRIMAC MUNICIPAL PORTFOLIO
                           SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-----------------------------------------------------------------------------------------------
                                           YIELD TO
                                          MATURITY
                                         (UNAUDITED)   MATURITY     PAR VALUE    VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------
MASSACHUSETTS (CONTINUED)
Massachusetts State, SPA: Helaba
   International Finance ...............    3.90%      01/05/07    $  100,000      $   100,000
State of Massachusetts .................    3.96       01/02/07     3,000,000        3,000,000
                                                                                   -----------
                                                                                    21,370,000
                                                                                   -----------
MINNESOTA - 4.2%
Hennepin County, Minnesota, LOC:
   State Street Bank & Trust Co ........    3.76       01/05/07     1,940,000        1,940,000
Minneapolis, Convention Center, SPA:
   Dexia Credit Local de France ........    3.76       01/05/07     2,135,000        2,135,000
Minneapolis, Guthrie Theater
   Foundation, Revenue Bond,
   LOC: Wells Fargo Bank ...............    3.47       01/05/07     5,400,000        5,400,000
Minneapolis, LOC: Dexia Credit
   Local de France .....................    3.76       01/05/07       690,000          690,000
North Suburban Hospital District of
   Anoka & Ramsey Counties, LOC:
   Wells Fargo Bank NA .................    4.05       01/05/07       500,000          500,000
                                                                                   -----------
                                                                                    10,665,000
                                                                                   -----------
MISSOURI - 2.5%
Missouri State Health & Educational
   Facilities Authority, Deaconess
   Long Term Care, LOC:
   JP Morgan Chase Bank ................    3.92       01/05/07       100,000          100,000
Missouri State Health & Educational
   Facilities Authority, The
   Washington University,
   LOC: Bank of New York ...............    3.95       01/02/07     5,000,000        5,000,000
Missouri State Health & Educational
   Facilities Authority, The
   Washington University, SPA: JP
   Morgan Chase Bank ...................    3.98       01/02/07     1,245,000        1,245,000
                                                                                   -----------
                                                                                     6,345,000
                                                                                   -----------
NEVADA - 1.8%
Clark County School District, SPA:
   State Street Bank & Trust Co,
   Insurer: FSA ........................    3.85       01/02/07     4,555,000        4,555,000
                                                                                   -----------
NEW HAMPSHIRE - 0.0%
New Hampshire Health & Education
   Facilities Authority,
   Dartmouth College ...................    3.95       01/05/07        90,000           90,000
                                                                                   -----------
NEW JERSEY - 1.7%
New Jersey Economic Development
   Authority, School Facilities
   Construction Bonds, LOC:
   Bank of Nova Scotia .................    3.90       01/02/07     4,000,000        4,000,000
New Jersey Economic Development
   Authority, United Water, Inc., SPA:
   Bank of New York, Insurer: AMBAC ....    3.90       01/02/07       485,000          485,000
                                                                                   -----------
                                                                                     4,485,000
                                                                                   -----------
NEW MEXICO - 3.3%
Hurley Pollution Control Revenue Bond,
   British  Petroleum Company, Amoco ...    3.97       01/02/07     2,850,000        2,850,000
New Mexico Hospital Equipment Loan
   Council, Presbyterian  Healthcare
   Services Corporation, SPA: Citibank .    3.95       01/05/07     5,650,000        5,650,000
                                                                                   -----------
                                                                                     8,500,000
                                                                                   -----------
NEW YORK - 3.7%
New York City Transitional Finance
   Authority, SPA: Citibank ............    3.95       01/02/07     5,450,000        5,450,000
New York State Housing Finance Agency,
   Normandie CT, LOC: Helaba
   International Finance ...............    3.85       01/05/07       255,000          255,000
New York State Local Government
   Assistance Corporation., LOC:
   Societe Generale ....................    3.85       01/05/07     1,180,000        1,180,000
New York, LOC: State Street
   Bank & Trust Co .....................    3.90       01/02/07     2,500,000        2,500,000
                                                                                   -----------
                                                                                     9,385,000
                                                                                   -----------

            The accompanying notes are an integral part of the financial statements.


                                               23

                                      MERRIMAC MUNICIPAL PORTFOLIO
                              SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
                                                         YIELD TO
                                                         MATURITY
                                                        (UNAUDITED)   MATURITY     PAR VALUE   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------
NORTH CAROLINA - 2.3%
North Carolina Educational Facilities Finance Agency,
   Duke University                                           3.92%     01/05/07   $ 5,350,000   $  5,350,000
State of North Carolina, LOC: Helaba International
   Finance                                                   3.90      01/05/07       500,000        500,000
                                                                                                ------------
                                                                                                   5,850,000
                                                                                                ------------
PENNSYLVANIA - 0.9%
Delaware County Industrial Development Authority,
   General Electric Capital Corporation., LOC: G.E
   Corporation .........................................     3.88      01/05/07       900,000        900,000
Delaware County Industrial Development Authority,
   Resource Recovery Facility, LOC: G.E. Corporation ...     3.88      01/05/07     1,400,000      1,400,000
                                                                                                ------------
                                                                                                   2,300,000
                                                                                                ------------
TEXAS - 7.7%
Harris County Health Facilities Development Authority,
   Texas Children's Hospital, SPA: JP Morgan Chase
   Bank,  Insurer: MBIA ................................     3.98      01/02/07     5,990,000      5,990,000
Port of Port Arthur Navigation District, Texaco, Inc. ..     4.00      01/02/07     5,000,000      5,000,000
Southwest Higher Education Authority, Inc., Southern
   Methodist University, LOC: Helaba International
   Finance .............................................     3.97      01/02/07     6,000,000      6,000,000
Splendora Higher Education Facilities Corporation,
   Fort Bend  Baptist Academy, LOC: Wells Fargo Bank ...     3.91      01/05/07     2,655,000      2,655,000
                                                                                                ------------
                                                                                                  19,645,000
                                                                                                ------------
UTAH - 0.8%
Salt Lake County, Pollution Control, British Petroleum
   Amoco ...............................................     3.97      01/02/07     2,000,000      2,000,000
                                                                                                ------------
VIRGINIA - 2.4%
Peninsula Ports Authority, Dominion Terminal
   Associates,  LOC: U.S. Bank Trust NA ................     3.95      01/02/07     6,295,000      6,295,000
                                                                                                ------------
WASHINGTON - 0.7%
State of Washington, SPA: Helaba International Finance .     3.88      01/05/07       600,000        600,000
Washington Public Power Supply System, LOC: Bank of
   America NA ..........................................     3.90      01/05/07       325,000        325,000
Washington Public Power Supply System,  LOC: JP Morgan
   Chase Bank ..........................................     3.95      01/05/07     1,000,000      1,000,000
                                                                                                ------------
                                                                                                   1,925,000
                                                                                                ------------
WYOMING - 0.1%
Lincoln County, Pollution Control, Exxon Mobil
   Corporation .........................................     3.86      01/02/07       300,000        300,000
Sublette County, Pollution Control, Exxon Mobil
   Corporation .........................................     3.86      01/02/07        65,000         65,000
                                                                                                ------------
                                                                                                     365,000
                                                                                                ------------
                                                                                                 158,860,000
                                                                                                ------------
FIXED RATE DEMAND NOTES - 36.8%
ARIZONA - 3.9%
Salt River Project, Agricultural Improvement & Power
   District ............................................     3.52      03/07/07    10,000,000     10,000,000
                                                                                                ------------
COLORADO - 2.4%
State of Colorado General Funding ......................     4.50      06/27/07     6,000,000      6,021,598
                                                                                                ------------
FLORIDA - 3.1%
Jacksonville Electric Authority ........................     3.48      03/06/07     8,000,000      8,000,000
                                                                                                ------------
MICHIGAN - 2.4%
State of Michigan ......................................     4.25      09/28/07     6,000,000      6,032,344
                                                                                                ------------

                The accompanying notes are an integral part of the financial statements.


                                                   24

                                      MERRIMAC MUNICIPAL PORTFOLIO
                              SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------
                                                         YIELD TO
                                                         MATURITY
                                                        (UNAUDITED)   MATURITY     PAR VALUE   VALUE (NOTE 1)
------------------------------------------------------------------------------------------------------------
MINNESOTA - 1.5%
Minneapolis & St. Paul, Metropolitan Airports
   Commission, LOC: Westdeutsche Landesbank ............     3.45%     01/02/07   $ 3,925,000   $  3,925,000
                                                                                                ------------
NEBRASKA - 6.0%
Lincoln Electric System ................................     3.50      04/05/07     9,400,000      9,400,000
Omaha Public Power District ............................     3.48      03/06/07     6,000,000      6,000,000
                                                                                                ------------
                                                                                                  15,400,000
                                                                                                ------------
NEW JERSEY - 1.6%
New Jersey State Tax & Revenue Anticipation Note .......     4.50      06/22/07     4,000,000      4,019,159
                                                                                                ------------
NEW MEXICO - 2.3%
State of New Mexico, LOC: CIT Group Inc. ...............     4.50      06/29/07     6,000,000      6,021,270
                                                                                                ------------
TEXAS - 10.5%
City of Austin .........................................     3.53      01/03/07    10,000,000     10,000,000
Houston Tax and Revenue Anticipation Notes .............     4.50      06/29/07    10,900,000     10,942,347
State of Texas .........................................     4.50      08/31/07     6,000,000      6,036,479
                                                                                                ------------
                                                                                                  26,978,826
                                                                                                ------------
WISCONSIN - 3.1%
Wisconsin Transportation Revenue Bond ..................     3.55      01/04/07     7,975,000      7,975,000
                                                                                                ------------
                                                                                                  94,373,197
                                                                                                ------------

                                                                                     SHARES
                                                                                  -----------
MUTUAL FUNDS - 0.7%
Goldman Sachs Financial Square Tax Free Money Market
   Fund ................................................                            1,010,386      1,010,386
SEI Tax-Exempt Institutional Money Market Fund .........                              833,320        833,320
                                                                                                ------------
                                                                                                   1,843,706
                                                                                                ------------
TOTAL INVESTMENTS, AT AMORTIZED COST - 99.4%                                                     255,076,903
Other assets and liabilities, net - 0.6%                                                           1,449,911
                                                                                                ------------
NET ASSETS - 100.0%                                                                             $256,526,814
                                                                                                ============

NOTES TO SCHEDULE OF INVESTMENTS:

AMBAC - AMBAC Financial Group, Inc.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance Holdings Ltd.

LOC - Letter of Credit

MBIA - MBIA Insurance Corporation

SPA - Standby Purchase Agreement

* Variable rate securities - maturity dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

    The accompanying notes are an integral part of the financial statements.

                          MERRIMAC MUNICIPAL PORTFOLIO
                   SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-------------------------------------------------------------------------------

                                     [CHART]

Variable Rate Demand Notes        61.9%
Fixed Rate Demand Notes           36.8%
Mutual Funds                       0.7%
Other Assets & Liabilities, Net    0.6%

    The accompanying notes are an integral part of the financial statements.

                                              MERRIMAC MASTER PORTFOLIO
                                         STATEMENTS OF ASSETS AND LIABILITIES
                                                  DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------
                                           CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT     MUNICIPAL
                                         PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      --------------   ------------   -------------   ---------------   ------------
ASSETS
   Investments, at value (Note 1)     $1,676,448,698   $330,791,875    $         --    $  961,366,628   $255,076,903
   Repurchase agreements                  38,300,000             --     689,158,015       520,500,000             --
   Cash                                       60,734             --              --           406,048          7,814
   Interest receivable                     5,902,624        515,169         576,809         3,174,875      1,469,965
   Prepaid expenses                           53,671          8,145          18,505            37,333         13,588
                                      --------------   ------------    ------------    --------------   ------------
      Total assets                     1,720,765,727    331,315,189     689,753,329     1,485,484,884    256,568,270
                                      --------------   ------------    ------------    --------------   ------------
LIABILITIES
   Management fee payable (Note 2)           257,534         44,703          95,505           221,157         37,205
   Accrued expenses                           62,761         23,722          65,880            59,661          4,251
                                      --------------   ------------    ------------    --------------   ------------
      Total liabilities                      320,295         68,425         161,385           280,818         41,456
                                      --------------   ------------    ------------    --------------   ------------
NET ASSETS APPLICABLE TO INVESTORS'
   BENEFICIAL INTERESTS               $1,720,445,432   $331,246,764    $689,591,944    $1,485,204,066   $256,526,814
                                      ==============   ============    ============    ==============   ============

                       The accompanying notes are an integral part of the financial statements.


                                                          27

                                              MERRIMAC MASTER PORTFOLIO
                                               STATEMENTS OF OPERATIONS
                                                  DECEMBER 31, 2006
--------------------------------------------------------------------------------------------------------------------
                                           CASH          TREASURY     TREASURY PLUS   U.S. GOVERNMENT     MUNICIPAL
                                         PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      --------------   ------------   -------------   ---------------   ------------
INCOME
   Interest and dividends               $91,196,683     $13,234,204     $29,473,343     $63,788,587      $9,452,436
                                        -----------     -----------     -----------     -----------      ----------
EXPENSES
   Management fees (Note 2)               3,080,167         477,654       1,015,595       2,184,649         474,595
   Audit                                     41,894          23,323          31,330          41,257          25,945
   Transaction fees                          11,172           4,056           6,507           7,073           6,091
   Legal                                     16,178           2,676           5,704          13,376           3,134
   Insurance                                 40,173           4,753          36,518          24,205           5,327
   Trustees fees and expenses                60,262           9,970          21,249          49,823          11,672
   Line of credit fee                        97,067          16,058          34,226          80,252          18,801
   Public ratings fee                            --           7,098           8,435              --              --
   Compliance fees and expenses              48,913           6,565          45,728          38,158           6,607
   Miscellaneous                             19,551           6,084           7,229           7,073           2,254
                                        -----------     -----------     -----------     -----------      ----------
      Total expenses                      3,415,377         558,237       1,212,521       2,445,866         554,426
                                        -----------     -----------     -----------     -----------      ----------
NET INVESTMENT INCOME                    87,781,306      12,675,967      28,260,822      61,342,721       8,898,010
NET REALIZED GAIN (LOSS) ON
   INVESTMENTS                              (70,871)          7,927              --         (99,269)             --
                                        -----------     -----------     -----------     -----------      ----------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                           $87,710,435     $12,683,894     $28,260,822     $61,243,452      $8,898,010
                                        ===========     ===========     ===========     ===========      ==========

                       The accompanying notes are an integral part of the financial statements.


                                                          28

                                      MERRIMAC MASTER PORTFOLIO
                                 STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------
                                                CASH PORTFOLIO                 TREASURY PORTFOLIO
                                     ----------------------------------  ----------------------------
                                        YEAR ENDED        YEAR ENDED       YEAR ENDED     YEAR ENDED
                                       DECEMBER 31,      DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                           2006              2005             2006          2005
                                     ----------------  ----------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income             $     87,781,306  $     58,067,983  $  12,675,967  $   7,384,927
   Net realized gain (loss) on
      investments                             (70,871)          (75,169)         7,927         (2,993)
                                     ----------------  ----------------  -------------  -------------
         Net increase in net assets
            from operations                87,710,435        57,992,814     12,683,894      7,381,934
                                     ----------------  ----------------  -------------  -------------
TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST
      Contributions                    15,890,907,557    14,835,974,593    723,464,132    456,025,604
      Withdrawals                     (16,209,578,236)  (15,003,383,054)  (643,270,728)  (536,652,671)
                                     ----------------  ----------------  -------------  -------------
         Net increase (decrease)
            from investors'
            transactions                 (318,670,679)     (167,408,461)    80,193,404    (80,627,067)
                                     ----------------  ----------------  -------------  -------------
NET INCREASE (DECREASE) IN
   NET ASSETS                            (230,960,244)     (109,415,647)    92,877,298    (73,245,133)
NET ASSETS
   Beginning of period                  1,951,405,676     2,060,821,323    238,369,466    311,614,599
                                     ----------------  ----------------  -------------  -------------
   End of period                     $  1,720,445,432  $  1,951,405,676  $ 331,246,764  $ 238,369,466
                                     ================  ================  =============  =============

                                          TREASURY PLUS PORTFOLIO            U.S. GOVERNMENT PORTFOLIO
                                     ----------------------------------  --------------------------------
                                        YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
                                       DECEMBER 31,      DECEMBER 31,      DECEMBER 31,     DECEMBER 31,
                                           2006              2005              2006             2005
                                     ----------------  ----------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income             $     28,260,822  $     46,994,237  $    61,342,721  $    37,811,129
   Net realized gain (loss) on
      investments                                  --                --          (99,269)         (13,281)
                                     ----------------  ----------------  ---------------  ---------------
         Net increase in net assets
            from operations                28,260,822        46,994,237       61,243,452       37,797,848
                                     ----------------  ----------------  ---------------  ---------------
TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST
      Contributions                    11,479,599,071    16,515,775,003    5,920,614,730    5,523,129,189
      Withdrawals                     (12,080,875,122)  (17,237,928,487)  (5,812,722,883)  (5,311,226,842)
                                     ----------------  ----------------  ---------------  ---------------
         Net increase (decrease)
            from investors'
            transactions                 (601,276,051)     (722,153,484)     107,891,847      211,902,347
                                     ----------------  ----------------  ---------------  ---------------
NET INCREASE (DECREASE) IN
   NET ASSETS                            (573,015,229)     (675,159,247)     169,135,299      249,700,195
NET ASSETS
   Beginning of period                  1,262,607,173     1,937,766,420    1,316,068,767    1,066,368,572
                                     ----------------  ----------------  ---------------  ---------------
   End of period                     $    689,591,944  $  1,262,607,173  $ 1,485,204,066  $ 1,316,068,767
                                     ================  ================  ===============  ===============

                                          MUNICIPAL PORTFOLIO
                                     ----------------------------
                                       YEAR ENDED     YEAR ENDED
                                      DECEMBER 31,   DECEMBER 31,
                                          2006           2005
                                     -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net investment income             $   8,898,010  $   5,603,866
   Net realized gain (loss) on
      investments                               --             --
                                     -------------  -------------
         Net increase in net assets
            from operations              8,898,010      5,603,866
                                     -------------  -------------
TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTEREST
      Contributions                    750,996,319    620,764,875
      Withdrawals                     (762,577,310)  (684,853,568)
                                     -------------  -------------
         Net increase (decrease)
            from investors'
            transactions               (11,580,991)   (64,088,693)
                                     -------------  -------------
NET INCREASE (DECREASE) IN
   NET ASSETS                           (2,682,981)   (58,484,827)
NET ASSETS
   Beginning of period                 259,209,795    317,694,622
                                     -------------  -------------
   End of period                     $ 256,526,814  $ 259,209,795
                                     =============  =============

               The accompanying notes are an integral part of the financial statements.


                                                  29

                            MERRIMAC MASTER PORTFOLIO
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                            RATIOS TO AVERAGE
                                               NET ASSETS
                                         ----------------------
                                                         NET        NET ASSETS
YEARS ENDED                    TOTAL        NET      INVESTMENT    END OF YEAR
DECEMBER 31,                RETURN (A)   EXPENSES      INCOME     (000S OMITTED)
------------                ----------   --------    ----------   --------------
CASH PORTFOLIO
   2006                        4.96%       0.19%        4.84%       $1,720,445
   2005                        3.06%       0.14%(B)     3.00%        1,951,406
   2004                        1.25%       0.16%(B)     1.16%        2,060,821
   2003                        1.17%       0.18%        1.16%        4,454,334
   2002                        1.87%       0.18%        1.87%        5,768,493
TREASURY PORTFOLIO
   2006                        4.59%       0.20%        4.51%          331,247
   2005                        2.83%       0.19%        2.75%          238,369
   2004                        1.03%       0.19%        1.03%          311,615
   2003                        0.87%       0.19%        0.89%          301,603
   2002                        1.55%       0.18%        1.57%          362,188
TREASURY PLUS PORTFOLIO
   2006                        4.87%       0.20%        4.73%          689,592
   2005                        3.05%       0.18%        2.95%        1,262,607
   2004                        1.15%       0.18%        1.18%        1,937,766
   2003                        0.92%       0.18%        0.90%        1,341,028
   2002                        1.52%       0.19%        1.53%          341,947
U.S. GOVERNMENT PORTFOLIO
   2006                        4.88%       0.19%        4.77%        1,485,204
   2005                        3.02%       0.18%        3.03%        1,316,069
   2004                        1.26%       0.18%        1.32%        1,066,369
   2003                        1.09%       0.18%        1.06%          495,624
   2002                        1.76%       0.18%        1.77%          451,193
MUNICIPAL PORTFOLIO
   2006                        3.23%       0.20%        3.19%          256,527
   2005                        2.18%       0.19%        2.13%          259,210
   2004                        1.00%       0.18%        1.01%          317,695
   2003                        0.81%       0.19%        0.80%          249,393
   2002                        1.24%       0.19%        1.23%           96,413

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. The Portfolios declare no dividends or distributions, so there are no assumed reinvestments during the period. Total returns for periods of less than one year are not annualized.

(B) The adviser waived a portion of the expenses. Without this waiver, the net expense ratio would have been 0.18% for the years ended December 31, 2005 and 2004.

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC MASTER PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006
--------------------------------------------------------------------------------
(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Prime Portfolio (the "Prime Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio"), the Merrimac U.S. Government Portfolio (the "Government Portfolio"), and the Merrimac Municipal Portfolio (the "Municipal Portfolio"), collectively the "Portfolios", are separate diversified investment series of the Portfolio Trust. Information is presented herein for all portfolios except the Prime Portfolio.

     The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. Each Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

     B. SECURITIES TRANSACTIONS AND INCOME

     Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolios, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the Portfolios are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

     C. FEDERAL INCOME TAXES

     Each Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. Each Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

     At December 31, 2006, the cost of investments for each Portfolio for federal income tax purposes was the same as the cost for financial reporting purposes.

     D. FORWARD COMMITMENTS

     The Portfolios may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolios do so, they will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolios generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, they may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Portfolios held no forward commitments at December 31, 2006.

     E. REPURCHASE AGREEMENTS

     It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

                            MERRIMAC MASTER PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006
--------------------------------------------------------------------------------
(2)  MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

     The Portfolios retain Investors Bank & Trust Company -- Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolios' investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

     Lehman Brothers Asset Management LLC serves as the sub-adviser to the Cash Portfolio and the Government Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

     M&I Investment Management Corp. serves as sub-adviser to the Treasury Portfolio and the Treasury Plus Portfolio. For its services, M&I receives a monthly fee paid by Investors Bank computed at an annual rate of 0.08% of the average daily net assets of each Portfolio.

     ABN AMRO Asset Management, Inc. serves as sub-adviser to the Municipal Portfolio. For its services, ABN AMRO receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.12% on the first $75,000,000 in assets, 0.10% on the next $75,000,000 in assets; and 0.08%
     on assets exceeding $150,000,000.

     The Portfolios do not pay a fee directly to the sub-adviser for such services.

     Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

(3)  INVESTMENT TRANSACTIONS

     Purchases and combined maturities and sales for the respective Portfolios for the year ended December 31, 2006 were aggregated as follows:

                                                     COMBINED
                                                  MATURITIES AND
                                  PURCHASES            SALES
                               ---------------   ----------------
Cash Portfolio ..............  $48,107,367,559   $ 48,341,102,894
Treasury Portfolio ..........    1,777,836,307      1,687,038,935
Treasury Plus Portfolio .....  145,510,021,708    146,083,400,656
U.S. Government Portfolio ...   70,775,063,803     70,608,969,806
Municipal Portfolio .........    1,462,679,949      1,465,662,622

(4)  LINE OF CREDIT

     The Portfolios participate in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual Portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the Portfolios. The Portfolios had no borrowings during the year ended December 31, 2006.

(5)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied in the determination of net asset value no later than June 29, 2007. Management continues to evaluate the application of FIN 48 to the Portfolios, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolios' financial statements.

                            MERRIMAC MASTER PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006
--------------------------------------------------------------------------------

     In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurement." This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the issue of fair value measurements. FAS 157 is effective for the Portfolios' financial statements issued after December 31, 2007. As of December 31, 2006, the Portfolios, which as money market portfolios value securities at amortized cost, do not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and
Owners of Beneficial Interest of
Merrimac Master Portfolio

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Merrimac Cash Portfolio, Merrimac Treasury Portfolio, Merrimac Treasury Plus Portfolio, Merrimac U.S. Government Portfolio and Merrimac Municipal Portfolio, five of the series comprising Merrimac Master Portfolio (collectively, the "Portfolios") as of December 31, 2006, and the related statements of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the management of the Portfolios. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the above mentioned Portfolios of Merrimac Master Portfolio at December 31, 2006, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

                                           BOARD OF TRUSTEES INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the Merrimac Series.

                                                                                                                 NUMBER OF
                                                                                                               PORTFOLIOS IN
                                               TERM OF OFFICE                                                  FUND COMPLEX
                             POSITIONS          AND LENGTH OF            PRINCIPAL OCCUPATION(S)                OVERSEEN BY
NAME,ADDRESS AND AGE           HELD           TIME SERVED (1)             DURING PAST 5 YEARS              TRUSTEE/OFFICER (2)
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

THOMAS J. BROWN         Trustee               Since 2003         Independent Trustee, VALIC Company I and            13
200 Clarendon Street,                                            II (annuities), 2005 -- present; Chief
Boston, Massachusetts                                            Operating Officer and Chief Financial
02116                                                            Officer, American General Asset
Age: 61                                                          Management (Investment Management), 2000
                                                                 -- 2002; Chief Financial Officer,
                                                                 Cypress Holdings (Investment
                                                                 Management), 1997 -- 2000.

FRANCIS J. GAUL, JR.    Trustee               Merrimac           Private Investor, 1997 -- present; Vice             13
200 Clarendon Street,                         Master Portfolio   President and Principal, Triad
Boston, Massachusetts                         since 1996;        Investment Management Company
02116                                         Merrimac Series    (Registered Investment Adviser), 1996 --
Age: 63                                       since 1998         1997.

ARTHUR H. MEEHAN        Trustee               Since 2004         Director, St. Vincent College, 1999 --              13
200 Clarendon Street,                                            present; Director, Citizens Bank, 2002
Boston, Massachusetts                                            -- present; Chief Executive Officer and
02116                                                            President, Medford Savings Bank, 1992 --
Age: 71                                                          2002.

INTERESTED TRUSTEE AND OFFICERS (3)

KEVIN J. SHEEHAN        Trustee               Merrimac           Chairman and Chief Executive Officer,               13
200 Clarendon Street,                         Master Portfolio   2001 -- present; Chairman, Chief
Boston, Massachusetts                         since 1996;        Executive Officer and President,
02116                                         Merrimac Series    Investors Financial Services Corp. and
Age: 55                                       since 1998         Investors Bank & Trust Company, 1995 --
                                                                 2001.

PAUL J. JASINSKI        President and         Merrimac           Managing Director, Investors Bank &                 13
200 Clarendon Street,   Chief Executive       Master Portfolio   Trust Company, 1990 -- present;
Boston, Massachusetts   Officer               since 1999;        Director, Investors Bank & Trust --
02116                                         Merrimac Series    Advisory Division, 1996 -- present.
Age: 59                                       since 2001

JOHN F. PYNE            Vice President,       Treasurer and      Director, Investors Bank & Trust                    13
200 Clarendon Street,   Treasurer and Chief   Chief Financial    Company, 2000 -- present.
Boston, Massachusetts   Financial Officer     Officer since
02116                                         2002, Vice
Age: 38                                       President since
                                              2000

DONALD F. COOLEY        Vice President        Merrimac           Director, Sales & Marketing, Investors              13
200 Clarendon Street,                         Master Portfolio   Bank & Trust Company, 2001 -- present;
Boston, Massachusetts                         since 2003,        Vice President, Credit Suisse First
02116                                         Merrimac Series    Boston, 1999 -- 2000.
Age: 43                                       since 2001

SUSAN C. MOSHER         Anti-Money            Since 2002         Senior Director, Investors Bank & Trust             13
200 Clarendon Street,   Laundering                               Company, 2001 -- present..
Boston, Massachusetts   Compliance
02116                   Officer
Age: 51

DONNA M. ROGERS         Chief                 Since 2004         Senior Director, 2002 -- present;                   13
200 Clarendon Street,   Compliance                               Director, 1996 -- 2001, Investors Bank &
Boston, Massachusetts   Officer                                  Trust Company.
02116
Age: 40

                                                               35

                                           BOARD OF TRUSTEES INFORMATION (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 NUMBER OF
                                                                                                               PORTFOLIOS IN
                                               TERM OF OFFICE                                                  FUND COMPLEX
                             POSITIONS          AND LENGTH OF            PRINCIPAL OCCUPATION(S)                OVERSEEN BY
NAME,ADDRESS AND AGE           HELD           TIME SERVED (1)             DURING PAST 5 YEARS              TRUSTEE/OFFICER (2)
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND OFFICERS (3) (CONTINUED)

RAINER L.C. FROST       Secretary and         Since 2005         Director and Counsel, Investors Bank &              13
200 Clarendon Street,   Chief Legal                              Trust Company, 2005 -- present;
Boston, Massachusetts   Officer                                  Principal and General Counsel, Clarity
02116                                                            Group, 2000 -- 2005; Chief
Age: 49                                                          Administration Officer, Executive
                                                                 Vice-President and General Counsel,
                                                                 GoldK, Inc., 2001 -- 2002; Chief
                                                                 Executive Officer and General Counsel,
                                                                 Norfox Software, 1999 -- 2000.

BRIAN C. POOLE          Assistant             Since 2005         Associate Counsel, Mutual Fund                      13
200 Clarendon Street,   Secretary                                Administration, Investors Bank & Trust
Boston, Massachusetts                                            Company, 2004 -- present; Product
02116                                                            Manager, Fidelity Investments, 2000 --
Age: 35                                                          2004.

(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.

(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2006.

(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds as defined in the Investment Company Act of 1940, as amended, due to his or her employment with
    Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.


                                                               36

                                MERRIMAC SERIES
                        SHAREHOLDER EXPENSES (UNAUDITED)
-------------------------------------------------------------------------------

As a shareholder of a Merrimac Series fund, you incur ongoing operational costs, including management fees and other fund expenses. The annualized expense ratio reflects the feeder funds' proportional allocation of the Master Portfolio's expenses as well as expenses that are specific to the feeder (See Note 1 to the Merrimac Series Financial Statements). The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Merrimac fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2006 through December 31, 2006.

Actual Expenses The first line under each fund class name in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each fund class name in the table below provides information about the hypothetical expenses based on each fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                                                  EXPENSES PAID
                                             BEGINNING           ENDING                           DURING PERIOD
                                           ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED      (JULY 1 THROUGH
                                            JULY 1, 2006   DECEMBER 31, 2006   EXPENSE RATIO   DECEMBER 31, 2006)
                                           -------------   -----------------   -------------   ------------------
MERRIMAC CASH SERIES
PREMIUM CLASS
Actual                                       $1,000.00         $1,026.10            0.22%             $1.12
Hypothetical (5% return before expenses)      1,000.00          1,024.10            0.22%              1.12
RESERVE CLASS
Actual                                        1,000.00          1,025.60            0.32%              1.63
Hypothetical (5% return before expenses)      1,000.00          1,023.59            0.32%              1.63
INSTITUTIONAL CLASS
Actual                                        1,000.00          1,024.80            0.47%              2.40
Hypothetical (5% return before expenses)      1,000.00          1,022.84            0.47%              2.40
NOTTINGHAM CLASS
Actual                                        1,000.00          1,026.10            0.22%              1.12
Hypothetical (5% return before expenses)      1,000.00          1,024.10            0.22%              1.12
INVESTMENT CLASS
Actual                                        1,000.00          1,024.30            0.57%              2.91
Hypothetical (5% return before expenses)      1,000.00          1,022.33            0.57%              2.91
-----------------------------------------------------------------------------------------------------------------
MERRIMAC TREASURY SERIES
PREMIUM CLASS
Actual                                        1,000.00          1,024.20            0.23%              1.17
Hypothetical (5% return before expenses)      1,000.00          1,024.05            0.23%              1.17
RESERVE CLASS
Actual                                        1,000.00          1,023.70            0.33%              1.68
Hypothetical (5% return before expenses)      1,000.00          1,023.54            0.33%              1.68
INSTITUTIONAL CLASS
Actual                                        1,000.00          1,022.90            0.48%              2.45
Hypothetical (5% return before expenses)      1,000.00          1,022.79            0.48%              2.45
NOTTINGHAM CLASS
Actual                                        1,000.00          1,024.20            0.23%              1.17
Hypothetical (5% return before expenses)      1,000.00          1,024.05            0.23%              1.17
INVESTMENT CLASS
Actual                                        1,000.00          1,022.40            0.58%              2.96
Hypothetical (5% return before expenses)      1,000.00          1,022.28            0.58%              2.96
-----------------------------------------------------------------------------------------------------------------


                                                        37

                                                 MERRIMAC SERIES
                                         SHAREHOLDER EXPENSES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------
                                                                                                  EXPENSES PAID
                                             BEGINNING           ENDING                           DURING PERIOD
                                           ACCOUNT VALUE     ACCOUNT VALUE       ANNUALIZED      (JULY 1 THROUGH
                                            JULY 1, 2006   DECEMBER 31, 2006   EXPENSE RATIO   DECEMBER 31, 2006)
                                           -------------   -----------------   -------------   ------------------
MERRIMAC TREASURY PLUS SERIES
PREMIUM CLASS
Actual                                       $1,000.00         $1,025.70            0.23%             $1.17
Hypothetical (5% return before expenses)      1,000.00          1,024.05            0.23%              1.17
RESERVE CLASS
Actual                                        1,000.00          1,025.20            0.34%              1.74
Hypothetical (5% return before expenses)      1,000.00          1,023.49            0.34%              1.73
INSTITUTIONAL CLASS
Actual                                        1,000.00          1,024.40            0.49%              2.50
Hypothetical (5% return before expenses)      1,000.00          1,022.74            0.49%              2.50
NOTTINGHAM CLASS
Actual                                        1,000.00          1,025.70            0.24%              1.23
Hypothetical (5% return before expenses)      1,000.00          1,024.00            0.24%              1.22
INVESTMENT CLASS
Actual                                        1,000.00          1,023.90            0.59%              3.01
Hypothetical (5% return before expenses)      1,000.00          1,022.23            0.59%              3.01
-----------------------------------------------------------------------------------------------------------------
MERRIMAC U.S. GOVERNMENT SERIES
PREMIUM CLASS
Actual                                        1,000.00          1,025.80            0.21%              1.07
Hypothetical (5% return before expenses)      1,000.00          1,024.15            0.21%              1.07
RESERVE CLASS
Actual                                        1,000.00          1,025.30            0.31%              1.58
Hypothetical (5% return before expenses)      1,000.00          1,023.64            0.31%              1.58
INSTITUTIONAL CLASS
Actual                                        1,000.00          1,024.50            0.46%              2.35
Hypothetical (5% return before expenses)      1,000.00          1,022.89            0.46%              2.35
NOTTINGHAM CLASS
Actual                                        1,000.00          1,025.80            0.21%              1.07
Hypothetical (5% return before expenses)      1,000.00          1,024.15            0.21%              1.07
INVESTMENT CLASS
Actual                                        1,000.00          1,024.00            0.56%              2.86
Hypothetical (5% return before expenses)      1,000.00          1,022.38            0.56%              2.85
-----------------------------------------------------------------------------------------------------------------
MERRIMAC MUNICIPAL SERIES
PREMIUM CLASS
Actual                                        1,000.00          1,016.90            0.22%              1.12
Hypothetical (5% return before expenses)      1,000.00          1,024.10            0.22%              1.12
RESERVE CLASS
Actual                                        1,000.00          1,016.40            0.32%              1.63
Hypothetical (5% return before expenses)      1,000.00          1,023.59            0.32%              1.63
INSTITUTIONAL CLASS
Actual                                        1,000.00          1,015.60            0.47%              2.39
Hypothetical (5% return before expenses)      1,000.00          1,022.84            0.47%              2.40
NOTTINGHAM CLASS
Actual                                        1,000.00          1,016.90            0.22%              1.12
Hypothetical (5% return before expenses)      1,000.00          1,024.10            0.22%              1.12
INVESTMENT CLASS
Actual                                        1,000.00          1,015.10            0.57%              2.90
Hypothetical (5% return before expenses)      1,000.00          1,022.33            0.57%              2.91
-----------------------------------------------------------------------------------------------------------------


                                                        38

The Merrimac Master Portfolio has adopted a Proxy Voting Policy which is available, without charge, upon request by calling 1-888-637-7622, and on Securities and Exchange Commission's website, www.sec.gov.

Each Series of the Merrimac Series invests all of its assets in a master portfolio of the Merrimac Master Portfolio and, therefore, does not hold securities which are entitled to vote. None of the securities held by the Portfolios of the Merrimac Master Portfolio which entitled the Portfolios to vote, held a shareholder meeting during the period from July 1, 2005 to June 30, 2006.

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available (i) without charge, upon request, by calling the Trust at 1-888-637-7622; (ii) from the SEC's website at www.sec.gov; and (iii) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

                      MERRIMAC PRIME SERIES
               STATEMENT OF ASSETS AND LIABILITIES
                        DECEMBER 31, 2006
-------------------------------------------------------------------------------

ASSETS
  Investment in  Portfolio, at value (Note 1)                       $    17,464
                                                                    -----------
    Total assets                                                         17,464
                                                                    -----------
LIABILITIES
  Accrued expenses                                                       17,335
                                                                    -----------
    Total liabilities                                                    17,335
                                                                    -----------
NET ASSETS                                                          $       129
                                                                    ===========
NET ASSETS CONSIST OF:
  Paid in capital                                                   $       129
  Accumulated net realized loss on investments                           (1,972)
  Undistributed net investment income                                     1,972
                                                                    -----------
    Total net assets                                                $       129
                                                                    ===========
TOTAL NET ASSETS
  Premium Class                                                     $       129
                                                                    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING (NOTE 6)
  Premium Class                                                             129
                                                                    ===========
NET ASSET VALUE, MAXIMUM OFFER AND REDEMPTION PRICE PER SHARE       $      1.00
                                                                    ===========


    The accompanying notes are an integral part of the financial statements.

                      MERRIMAC PRIME SERIES
                     STATEMENT OF OPERATIONS
              YEAR ENDED DECEMBER 31, 2006 (NOTE 1)

-------------------------------------------------------------------------------
NET INVESTMENT INCOME ALLOCATED FROM PORTFOLIO (NOTE 1)
  Interest and dividends                                            $ 5,584,829
  Expenses                                                             (253,859)
                                                                    -----------
    Net investment income from Portfolio                              5,330,970
                                                                    -----------
FUND EXPENSES
  Accounting, transfer agency and administration fees (Note 4)           11,608
  Audit                                                                   7,500
  Legal                                                                     349
  Printing                                                                  399
  Registration                                                          (53,860)
  Insurance                                                               2,577
  Trustees fees and expenses                                              1,495
  Public ratings fee                                                     (5,796)
  Compliance fees and expenses                                              659
  Miscellaneous                                                           1,200
                                                                    -----------
    Total expenses common to all classes                                (33,869)
  Shareholder servicing fee-Institutional Class                               8
  Shareholder servicing fee-Investment Class                                  7
  Distribution fees - Reserve Class                                           2
  Distribution fees - Investment Class                                        2
                                                                    -----------
    Total Expenses                                                      (33,850)
                                                                    -----------
NET INVESTMENT INCOME                                                 5,364,820
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS ALLOCATED FROM PORTFOLIO                 4,941
CONTRIBUTION OF CAPITAL ALLOCATED FROM PORTFOLIO (NOTE 4)                24,443
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 5,394,204
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                                                   MERRIMAC PRIME SERIES
                                            STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                    -----------------------------------
                                                                                     2006 (NOTE 1)            2005
                                                                                     -------------        -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                                              $   5,364,820        $   6,171,555
  Net realized gain (loss) allocated from Portfolio                                         29,384              (17,873)
                                                                                     -------------        -------------
    Net increase in net assets from operations                                           5,394,204            6,153,682
                                                                                     -------------        -------------
DIVIDENDS DECLARED FROM NET INVESTMENT INCOME
  Premium Class                                                                         (5,364,199)          (6,170,993)
  Reserve Class                                                                               (158)                (144)
  Institutional Class                                                                         (153)                (137)
  Nottingham Class                                                                            (160)                (148)
  Investment Class                                                                            (150)                (133)
                                                                                     -------------        -------------
    Total dividends declared                                                            (5,364,820)          (6,171,555)
                                                                                     -------------        -------------
FUND SHARE TRANSACTIONS (NOTE 6)
  Proceeds from shares sold                                                                 25,680           74,195,299
  Proceeds from dividends reinvested                                                     2,607,405            3,324,766
  Payment for shares redeemed                                                         (203,738,828)        (274,494,417)
                                                                                     -------------        -------------
    Net decrease in net assets derived from share transactions                        (201,105,743)        (196,974,352)
                                                                                     -------------        -------------
NET DECREASE IN NET ASSETS                                                            (201,076,359)        (196,992,225)
NET ASSETS
  Beginning of period                                                                  201,076,488          398,068,713
                                                                                     -------------        -------------
  End of period                                                                      $         129        $ 201,076,488
                                                                                     =============        =============
Undistributed net investment income                                                  $       1,972        $       1,972
                                                                                     =============        =============

                                The accompanying notes are an integral part of the financial statements.

                                                       MERRIMAC PRIME SERIES

                                                       FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout the period is presented below:

                                                                                                RATIOS TO AVERAGE NET ASSETS/
                                                                                                       SUPPLEMENTAL DATA
                                                                                               -----------------------------------
                                                                                                                             NET
                                                                                                                           ASSETS
                            NET ASSET                 DISTRIBUTIONS    NET ASSET                                           END OF
                              VALUE         NET          FROM NET        VALUE                               NET            YEAR
PERIODS ENDED               BEGINNING    INVESTMENT     INVESTMENT        END      TOTAL         NET      INVESTMENT       (000s
DECEMBER 31,                 OF YEAR       INCOME         INCOME        OF YEAR   RETURN (A)   EXPENSES     INCOME        OMITTED)
-----------------------     ---------    ----------   -------------    ---------  ------       --------   ----------      --------
  PREMIUM CLASS (1) (2)
    2006                    $ 1.000       $ 0.032      $ (0.032)        $ 1.000    3.20%        0.05% (B)    4.62% (B)  $     -- (C)
    2005                      1.000         0.029        (0.029)          1.000    2.98%        0.24%        2.88%       201,056
    2004                      1.000         0.012        (0.012)          1.000    1.22%        0.24%        1.36%       398,049
    2003                      1.000         0.004        (0.004)          1.000    0.41%        0.28% (B)    0.78% (B)   200,008

  RESERVE CLASS (1) (2)
    2006                      1.000         0.031        (0.031)          1.000    3.14%        0.11% (B)    4.72% (B)        --
    2005                      1.000         0.028        (0.028)          1.000    2.88%        0.34%        2.78%             5
    2004                      1.000         0.011        (0.011)          1.000    1.12%        0.34%        1.11%             5
    2003                      1.000         0.004        (0.004)          1.000    0.36%        0.38% (B)    0.67% (B)         5

  INSTITUTIONAL CLASS (1) (2)
    2006                      1.000         0.030        (0.030)          1.000    3.03%        0.21% (B)    4.55% (B)        --
    2005                      1.000         0.027        (0.027)          1.000    2.73%        0.49%        2.63%             5
    2004                      1.000         0.010        (0.010)          1.000    0.97%        0.49%        0.96%             5
    2003                      1.000         0.003        (0.003)          1.000    0.28%        0.53% (B)    0.51% (B)         5

  NOTTINGHAM CLASS (1) (2)
    2006                      1.000         0.032        (0.032)          1.000    3.20%        0.05% (B)    4.78% (B)        --
    2005                      1.000         0.029        (0.029)          1.000    2.98%        0.24%        2.88%             5
    2004                      1.000         0.011        (0.011)          1.000    1.06%        0.35%        1.10%             5
    2003                      1.000         0.003        (0.003)          1.000    0.28%        0.53% (B)    0.51% (B)         5

  INVESTMENT CLASS (1) (2)
    2006                      1.000         0.029        (0.029)          1.000    2.96%        0.28% (B)    4.51% (B)        --
    2005                      1.000         0.026        (0.026)          1.000    2.63%        0.59%        2.53%             5
    2004                      1.000         0.009        (0.009)          1.000    0.87%        0.59%        0.86%             5
    2003                      1.000         0.002        (0.002)          1.000    0.23%        0.63% (B)    0.41% (B)         5

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B) Annualized.

(C) Less than $500.

(1) Commenced operations June 20, 2003.

(2) The Prime Series was inactive from August 28, 2006 through December 31, 2006. The 2006 financial highlight information has been presented for the period January 1, 2006 through August 28, 2006.

                               The accompanying notes are an integral part of the financial statements.


                             MERRIMAC PRIME SERIES

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2006
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Series (the "Trust") is a business trust organized under the laws of the State of Delaware pursuant to a Master Trust Agreement dated March 30, 1998, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. The Merrimac Prime Series (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consist of five classes of shares, the Premium Class, the Reserve Class, the Institutional Class, the Nottingham Class, and the Investment Class. In 2006, the Fund engaged in investment activities only from January 1 through August 28. On August 28, 2006, the sole Institutional shareholder of the Fund redeemed all its shares of the Fund.

    The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Prime Portfolio (the "Portfolio"). The Prime Portfolio is an open-end investment management company and a series of the Merrimac Master Portfolio The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The Fund has the same investment objective as the Portfolio into which it invests. The performance of the Fund is directly affected by the performance of the Portfolio into which it invests. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 2006, the investment by the Fund represents ownership of proportionate interests of 99.41% of the Portfolio.

    The policies of the Fund are designed to maintain a stable net asset value of $1.00 per share. It has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that it will be able to maintain a stable net asset value.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. INVESTMENT SECURITY VALUATIONS

    The Fund records its investment in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. SECURITIES TRANSACTIONS AND INCOME

    The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

    C. FEDERAL INCOME TAXES

    The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute substantially all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

    D. EXPENSE ALLOCATION

    Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to a specific Merrimac fund are allocated, based on relative net assets, to all applicable Merrimac Funds.

    E. ALLOCATION OF OPERATING ACTIVITY

    Investment income and common expenses are allocated among the classes of shares of the Fund based on the average daily net assets of each class. Distribution and shareholder servicing fees, which are directly attributable to a class of shares, are charged to the operations of the specific class. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class.

(2) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the first business day of the following month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

    The tax character of distributions declared during the periods ended December 31, 2006 and 2005 were as follows:

          ORDINARY INCOME          TAX-EXEMPT INCOME               TOTAL
    -------------------------   --------------------   -------------------------
         2006          2005       2006         2005        2006          2005
    ------------   ----------   --------    --------   -----------    ----------
     $5,364,820    $6,171,555     $ -           $ -    $5,364,820     $6,171,555

    At December 31, 2006, the components of distributable earnings (accumulated losses) on a federal income tax basis were as follows:

      UNDISTRIBUTED      UNDISTRIBUTED       LOSS CARRY FORWARDS
     ORDINARY INCOME   TAX-EXEMPT INCOME        AND DEFERRALS           TOTAL
    ----------------   -----------------     --------------------      --------
          $1,972              $ -                  $ (1,972)             $ -

    As of December 31, 2006, the Fund had an available capital loss carryforward of $1,972 expiring in the year 2013.

(3) SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

    The Trust has adopted Shareholder Servicing Plans with respect to the Institutional Class and Investment Class under which certain service organizations, including affiliates, may be compensated for providing shareholder accounting and other administrative services for their clients. The plans authorize an annual fee of 0.25% of the daily value of the net assets that an organization services on behalf of its clients. The Trust has also adopted a Distribution Plan with respect to the Reserve Class and Investment Class, which pay an annual distribution fee of up to 0.10% of the daily value of the net assets invested in each class.

(4) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Merrimac Master Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser. Lehman Brothers Asset Management Company ("LBAM") serves as the Sub-Adviser to Prime Portfolio. The Fund pays no direct fees for such services, but indirectly bear its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    Investors Bank & Trust Company ("Investors Bank") and its subsidiary, IBT Fund Services (Canada), Inc. serve as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

    Certain trustees and officers of the Trust are employees of Investors Bank. The Funds do not pay compensation to the trustees or officers who are affiliated with Investors Bank.

    In 2006 the sub-advisor paid a contribution to capital to the Portfolio which approximated the net realized losses from investments in the portfolio.

(5) INVESTMENT TRANSACTIONS

    Investments in and withdrawals from the Portfolio during 2006 aggregated 2,633,085 and 209,830,808, respectively.

(6) SHARES OF BENEFICIAL INTEREST

    The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each Fund having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows for the year ended December 31, 2006 and the year ended December 31, 2005:

                                          SHARES         SHARES    NET DECREASE
                        SHARES SOLD   REINVESTED       REDEEMED       IN SHARES
                        --------------------------------------------------------

    Premium Class
    2006                      5,675    2,606,957   (203,698,373)   (201,085,741)
    2005                 74,195,299    3,324,766   (274,494,417)   (196,974,352)
    Reserve Class
    2006                      5,000          114        (10,114)         (5,000)
    2005                         --           --              --              --
    Institutional Class
    2006                      5,003          110        (10,115)         (5,002)
    2005                         --           --              --              --
    Nottingham Class
    2006                      5,001          116        (10,117)         (5,000)
    2005                         --           --              --              --
    Investment Class
    2006                      5,001          108        (10,109)         (5,000)
    2005                         --           --              --              --

    At December 31, 2006, Investors Bank was the record holder of 100% of the Fund's outstanding shares.

(7) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied in the determination of net asset value no later than June 29, 2007. Management continues to evaluate the application of FIN 48 to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

    In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurement." This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the issue of fair value measurements. FAS 157 is effective for the Fund's financial statements issued after December 31, 2007. As of December 31, 2006, the Fund, which as a money market fund values securities at amortized cost, does not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
and Shareholders of Merrimac Prime Series

We have audited the accompanying statement of assets and liabilities of the Merrimac Prime Series (the "Series"), a series of the Merrimac Funds (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the four year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Prime Series of the Merrimac Funds at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

                                        /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

SUPPLEMENTAL TAX INFORMATION

Under Section 871(k) of the Internal Revenue Code (the "Code"), the Prime Series hereby designated 100% of income as "interest-related dividend" for the year ended December 31, 2006.

                            MERRIMAC PRIME PORTFOLIO

                  SCHEDULE OF INVESTMENTS - DECEMBER 31, 2006
-------------------------------------------------------------------------------

Total Investments, at Amortized Cost -- 0.0%                                 0 ^

Other assets and liabilities, net -- 100.0%                             17,568
                                                                       -------

NET ASSETS -- 100.0%                                                   $17,568
                                                                       =======

^ The Merrimac Prime Portfolio held no investments at December 31, 2006.

                            MERRIMAC PRIME PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2006
-------------------------------------------------------------------------------

ASSETS
  Cash                                                                   25,677
                                                                      ---------
    Total assets                                                         25,677
                                                                      ---------
LIABILITIES
  Management fee payable (Note 2)                                           335
  Accrued expenses                                                        7,774
                                                                      ---------
    Total liabilities                                                     8,109
                                                                      ---------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS              $  17,568
                                                                      =========

    The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO

                            STATEMENT OF OPERATIONS

                     YEAR ENDED DECEMBER 31, 2006 (NOTE 1)

-------------------------------------------------------------------------------
INCOME
  Interest and dividends                                            $ 5,584,865
                                                                    -----------
EXPENSES
  Management fees (Note 2)                                              197,769
  Audit                                                                  11,258
  Transaction fees                                                        2,937
  Legal                                                                     551
  Insurance                                                               6,249
  Trustees fees and expenses                                              2,051
  Line of credit fee                                                      3,304
  Public ratings fee                                                     23,739
  Compliance fees and expenses                                            2,577
  Miscellaneous                                                           3,426
                                                                    -----------
    Total expenses                                                      253,861
                                                                    -----------
NET INVESTMENT INCOME                                                 5,331,004
                                                                    -----------
NET REALIZED GAIN ON INVESTMENTS FROM PORTFOLIO                           4,941
CONTRIBUTION OF CAPITAL (NOTE 2)                                         24,443
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 5,360,388
                                                                    ===========

    The accompanying notes are an integral part of the financial statements.

                                                            MERRIMAC PRIME PORTFOLIO

                                                      STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------------------

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                     ----------------------------------
                                                                                     2006 (NOTE 1)            2005
                                                                                     -------------        -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                                              $   5,331,004        $   6,218,462
  Net realized gain (loss) on investments                                                   29,384              (17,873)
                                                                                     -------------        -------------
    Net increase in net assets from operations                                           5,360,388            6,200,589
                                                                                     -------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
  Contributions                                                                          2,634,241           77,520,094
  Withdrawals                                                                         (209,833,009)        (280,848,926)
                                                                                     -------------        -------------
    Net decrease from investors' transactions                                         (207,198,768)        (203,328,832)
                                                                                     -------------        -------------
NET DECREASE IN NET ASSETS                                                            (201,838,380)        (197,128,243)
NET ASSETS
  Beginning of period                                                                  201,855,948          398,984,191
                                                                                     -------------        -------------
  End of period                                                                      $      17,568        $ 201,855,948
                                                                                     =============        =============

                               The accompanying notes are an integral part of the financial statements.

                                             MERRIMAC PRIME PORTFOLIO

                                               FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------

                                                                                                    FOR THE PERIOD
                                                                                                    JUNE 20, 2003
                                                            YEAR ENDED DECEMBER 31,                 (COMMENCEMENT
                                                      -----------------------------------           OF OPERATIONS) TO
                                                    2006 (C)         2005               2004        DECEMBER 31, 2003
                                                  ----------      ----------         ----------     -----------------
TOTAL RETURN (A)                                     3.17%           3.00%              1.26%            0.45%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

     Net Expenses                                    0.22% (B)       0.22%              0.20%            0.22% (B)

     Net investment income                           4.58% (B)       2.90%              1.40%            0.84% (B)

     Net assets, end of year (000s omitted)            18        $ 201,856         $  398,984        $ 200,183

(A) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total returns for periods of less than one year are not annualized.

(B) Annualized.

(C) In 2006, the Fund engaged in investments activities only from January 1 through August 28, 2006. The 2006 financial highlight information has been presented for the period January 1, 2006 through August 28, 2006.

                   The accompanying notes are an integral part of the financial statements.

                            MERRIMAC PRIME PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2006
-------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES

    The Merrimac Master Portfolio (the "Portfolio Trust") is a common law trust organized under the laws of the State of New York pursuant to a Declaration of Trust dated October 30, 1996, as amended, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end management investment company. Its principal offices are in the Cayman Islands. The Merrimac Prime Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust. In 2006, the Portfolio engaged in investment activities only from January 1 through August 28.

    The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. INVESTMENT SECURITY VALUATIONS

    Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

    B. SECURITIES TRANSACTIONS AND INCOME

    Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Portfolio, accrued ratably to the date of maturity. Dividend income consists of income earned from investments in other money market funds. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Portfolios are allocated pro rata to their investors.

    C. FEDERAL INCOME TAXES

    The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

    D. FORWARD COMMITMENTS

    The Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Portfolio generally will enter into forward commitments with the intention of acquiring the securities, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so. The Portfolio held no forward commitments at December 31, 2006.

    E. REPURCHASE AGREEMENTS

    It is the policy of the Portfolio Trust to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor the daily market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

(2) MANAGEMENT FEE AND AFFILIATED TRANSACTIONS

    The Portfolio retains Investors Bank & Trust Company - Advisory Division (the "Adviser") as investment adviser to continuously review and monitor the Portfolio's investment program. Investors Bank & Trust Company ("Investors Bank") serves as custodian, administrator and transfer agent for the Portfolio Trust. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily assets of the Portfolios.

    Lehman Brothers Asset Management LLC serves as the sub-adviser to the Portfolio. For its services as investment sub-adviser, LBAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio at a rate of 0.0675%.

    The Portfolio does not pay a fee directly to the sub-adviser for such services.

    Certain trustees and officers of the Portfolio Trust are employees of Investors Bank. The Portfolio Trust does not pay compensation to the trustees or officers who are affiliated with Investors Bank.

    In 2006 the sub-advisor paid a contribution to capital which approximated the net realized losses from investments in the portfolio.

(3) INVESTMENT TRANSACTIONS

    Purchases and combined maturities and sales of money market instruments aggregated $1,495,899,912 and $64,871,223 respectively for the Cash Portfolio for the year ended December 31, 2006.

(4) LINE OF CREDIT

    The Portfolio Trust participates in a $150 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Because several investment companies participate there is no assurance that an individual portfolio will have access to the entire $150 million at any particular time. Interest is charged to each Portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.11% on the line of credit is allocated among the portfolios of the Portfolio Trust. The Portfolio had no borrowings during the year ended December 31, 2006.

(5) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

    In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes--an Interpretation of FASB Statement No. 109." FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied in the determination of net asset value no later than June 29, 2007. Management continues to evaluate the application of FIN 48 to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

    In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurement." This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the issue of fair value measurements. FAS 157 is effective for the Portfolio's financial statements issued after December 31, 2007. As of December 31, 2006, the Portfolio, which as a money market portfolio values securities at amortized cost, does not believe that the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Merrimac Master Portfolio and
Owners of Beneficial Interest of Merrimac Prime Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Prime Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 2006 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the four year period than ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Merrimac Prime Portfolio, a series of the Merrimac Master Portfolio, at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the four year period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 21, 2007

BOARD OF TRUSTEES INFORMATION (UNAUDITED)

The following is information regarding the Trustees and Officers of the Merrimac Master Portfolio and the Merrimac Funds:
                                                                                                              NUMBER OF
                                                                                                           PORTFOLIOS IN
                                             TERM OF OFFICE                                                  FUND COMPLEX
                                             AND LENGTH OF              PRINCIPAL OCCUPATION(S)              OVERSEEN BY
NAME, ADDRESS AND AGE    POSITIONS HELD      TIME SERVED(1)               DURING PAST 5 YEARS             TRUSTEE/OFFICER(2)
----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

THOMAS J. BROWN             Trustee          Since 2003             Independent Trustee, VALIC Company I
200 Clarendon Street,                                               and II (annuities), 2005 - present;
Boston, Massachusetts                                               Chief Operating Officer and Chief
02116                                                               Financial Officer, American General             13
Age:  61                                                            Asset Management (Investment
                                                                    Management), 2000 - 2002; Chief
                                                                    Financial Officer, Cypress Holdings
                                                                    (Investment Management), 1997-2000.

FRANCIS J. GAUL, JR.        Trustee          Merrimac Master        Private Investor, 1997 - present;
200 Clarendon Street,                        Portfolio since        Vice President and Principal, Triad
Boston, Massachusetts                        1996; Merrimac         Investment Management Company                   13
02116                                        Series since 1998      (Registered Investment Adviser), 1996
Age:  63                                                            - 1997.

ARTHUR H. MEEHAN            Trustee          Since 2004             Director, St. Vincent College, 1999 -
200 Clarendon Street,                                               present; Director, Citizens Bank,
Boston, Massachusetts                                               2002 - present; Chief Executive                 13
02116                                                               Officer and President, Medford
Age: 71                                                             Savings Bank, 1992 -2002.

INTERESTED TRUSTEE AND

OFFICERS(3)

KEVIN J. SHEEHAN            Trustee          Merrimac Master        Chairman and Chief Executive
200 Clarendon Street,                        Portfolio since        Officer,  2001 - present; Chairman,
Boston, Massachusetts                        1996; Merrimac         Chief Executive Officer and                     13
02116                                        Series since 1998      President, Investors Financial
Age:  54                                                            Services Corp. and Investors Bank &
                                                                    Trust Company, 1995 - 2001.


PAUL J. JASINSKI            President        Merrimac Master        Managing Director, Investors Bank &
200 Clarendon Street,       and Chief        Portfolio since        Trust Company, 1990 - present;
Boston, Massachusetts       Executive        1999; Merrimac         Director, Investors Bank & Trust -              13
02116                       Officer          Series since 2001      Advisory Division, 1996 - present.
Age:  59

JOHN F. PYNE                Vice             Treasurer and          Director, Investors Bank & Trust
200 Clarendon Street,       President,       Chief Financial        Company, 2000 - present.
Boston, Massachusetts       Treasurer        Officer since                                                          13
02116                       and Chief        2002, Vice
Age:  38                    Financial        President since
                            Officer          2000

DONALD F. COOLEY            Vice             Merrimac Master        Director, Sales & Marketing,
200 Clarendon Street,       President        Portfolio since        Investors Bank & Trust Company, 2001
Boston, Massachusetts                        2003, Merrimac         - present; Vice President, Credit               13
02116                                        Series since 2001      Suisse First Boston, 1999 - 2000.
Age:  43

SUSAN C. MOSHER             Anti-Money       Since 2002             Senior Director, 2001 - present;
200 Clarendon Street,       Laundering                              Director, 1995 - 2000, Mutual Fund
Boston, Massachusetts       Compliance                              Administration - Legal                          13
02116                       Officer                                 Administration, Investors Bank &
Age:  51                                                            Trust Company.

DONNA M. ROGERS             Chief            Since 2004             Senior Director, 1996 - present;
200 Clarendon Street,       Compliance                              Director, 1994 - 1996, Mutual Fund
Boston, Massachusetts       Officer                                 Administration -Reporting &                     13
02116                                                               Compliance, Investors Bank & Trust
Age:  40                                                            Company.

RAINER L.C. FROST           Secretary and    Since 2005             Director and Counsel, Investors Bank
200 Clarendon Street,       Chief Legal                             & Trust Company, 2005 - present;
Boston, Massachusetts       Officer                                 Principal and General Counsel,                  13
02116                                                               Clarity Group, 2000-2005; Chief
Age:  49                                                            Administration Officer, Executive
                                                                    Vice-President and General Counsel,
                                                                    GoldK, Inc., 2001 - 2002; Chief
                                                                    Executive Officer and General
                                                                    Counsel, Norfox Software, 1999 -
                                                                    2000.

BRIAN C. POOLE              Assistant        Since 2005             Associate Counsel, Mutual Fund
200 Clarendon Street,       Secretary                               Administration, Investors Bank &
Boston, Massachusetts                                               Trust Company, 2004 - present;                  13
02116                                                               Product Manager, Fidelity
Age: 35                                                             Investments, 2000 -2004.



(1) Trustees and officers serve for an indefinite term or until the date such trustee or officer resigns or retires or is removed by the board of trustees or shareholders.
(2) Fund Complex consists of the Merrimac Master Portfolio, the Merrimac Series, and the Merrimac Funds, comprising thirteen series as of December 31, 2006.
(3) The Trustee and officers listed below are "interested persons" of each the Merrimac Master Portfolio, the Merrimac
    Series, and the Merrimac Funds as defined in the Investment Company Act of 1940, as amended, due to his or her employment with Investors Bank & Trust Company, the investment adviser for the Merrimac Master Portfolio.

ITEM 2. CODE OF ETHICS.

    As of December 31, 2006, the Registrant has adopted a code of ethics that applies to the Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer. For the year ended December 31, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of its code of ethics is filed with this Form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    The Registrant's Board of Trustees has determined that the Registrant has audit committee financial experts serving on its audit committee. The audit committee financial experts serving on the Registrant's audit committee are Thomas J. Brown and Arthur H. Meehan, who are independent.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by the Registrant's accountant, Ernst & Young LLP, for the audit of the Registrant's annual financial statements for the fiscal years ending December 31, 2006 and 2005 were $88,200 and $87,600 respectively.

(b) AUDIT RELATED FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2006 and 2005.

(c) TAX FEES: The aggregate fees billed to the Registrant for professional services rendered by Ernst & Young LLP for the review and signing of federal, state and excise tax returns for the fiscal years ending December 31, 2006 and 2005 were $7,800 and $8,400, respectively.

(d) ALL OTHER FEES: No such fees were billed to the Registrant by Ernst & Young LLP for the fiscal years ending December 31, 2006 and 2005.

(e) The Registrant's Audit Committee (the "Committee") will generally pre-approve all audit and non-audit services provided to the Registrant. In addition, the Committee has delegated to Mr. Thomas J. Brown, a member of the Committee, the authority to pre-approve audit and non-audit services to be provided to the Registrant not to exceed $20,000 on an annual basis, and subject to subsequent report to the Committee. The Committee pre-approved all audit and non-audit services provided to the Registrant for the fiscal years ended December 31, 2006 and December 31, 2005.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP to the Trust, the Adviser and all entities controlling, controlled by, or under common control with the Adviser that provide services to the Trust for the fiscal years ended December 31, 2006 and December 31, 2005 were $1,060,000 and $918,824, respectively.

(h) The Registrant's audit committee considered whether the provision of non-audit services that were rendered to the registrant's investment adviser by the principal accountant were compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

    Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

    Not applicable to this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable to this registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable to this registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    Not applicable to this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("The 1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a)(1) Sox Code of Ethics is attached.
         (a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.
         (b) Certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required Rule 30a-2(b), under the Investment Company Act of 1940 are attached here to as Exhibit 99.906.CERT. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18U.S.C. section 1350 and are not being filed as part of the Form N-CSR with the Commission.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrimac Series

By: /s/ Paul J. Jasinski
        --------------------------------------------------------------
Paul J. Jasinski, President and Principal Executive Officer

Date: March 1, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated


By: /s/ Paul J. Jasinski
        --------------------------------------------------------------
Paul J. Jasinski, President and Principal Executive Officer

Date: March 1, 2007


By: /s/ John F. Pyne
        --------------------------------------------------------------
John F. Pyne, Treasurer and Principal Financial Officer

Date: March 1, 2007